DECEMBER 31, 1995                                               [MACKENZIE LOGO]


MACKENZIE NEW YORK MUNICIPAL FUND


SEMI-ANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Mackenzie Investment Management Inc.
Via Mizner Financial Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111


Dear Shareholder:

         Over the latter part of 1995 the municipal bond market remained relatively unchanged as the Federal Reserve sought to manage interest rates and ongoing government budget concerns seemed to dampen investor enthusiasm.
         For the most part, longer term municipal bonds tracked the movements in the U.S. treasury market. There was very little movement in yields, up or down.
         In response to the interest rate environment and bond market conditions, we extended the average maturity of Mackenzie New York Municipal Fund. However, we resisted going beyond the intermediate maturity range because of our conviction that the slightly higher yield of long-term bonds does not justify the additional interest rate and market risks. By taking an active management position with the Fund, we followed a disciplined approach in seeking to balance the pursuit of yield with an acceptable level of risk.
         At the same time, we have remained focused on portfolio quality. The emphasis on investment grade bonds continues.
         With respect to 1996 being an election year, we believe that the municipal market has already taken the issue of tax reform, and its impact, into consideration. A further point to be made, is that regardless of what may happen with tax reform most experts feel that it will reflect a more moderate rather than an extreme adjustment.
         We believe that the current interest rate environment, low inflationary pressures and prospects for economic growth will continue to provide the municipal market with stability and predictability in the future.
         As always we will continue to take an active role in the management of Mackenzie New York Municipal Fund in order to seek as high a yield as possible without compromising our commitment to minimizing risk.

Sincerely,


/s/ Michael G. Landry
----------------------------
Michael G. Landry
President


MACKENZIE NEW YORK MUNICIPAL FUND IS PRIMARILY INVESTED IN HIGH QUALITY BONDS.
    THE MANAGER STRESSES NON-CALLABLE BONDS TO PROVIDE THE FUND WITH CALL PROTECTION AND REDUCES VOLATILITY THROUGH DIVERSIFICATION OF ISSUE TYPE, LOCAL
            GOVERNMENTS AND AGENCY ISSUERS, LOCATION AND PURPOSE.


    BOARD OF TRUSTEES                     OFFICERS                         TRANSFER AGENT                      MANAGER
  John S. Anderegg, Jr.         Michael G. Landry, President           Mackenzie Ivy Investor            Mackenzie Investment
     Paul H. Broyhill         Keith J. Carlson, Vice President             Services Corp.                  Management Inc.
     Stanley Channick               C. William Ferris,                     P.O. Box 3022                    Boca Raton, FL
  Frank W. DeFriece, Jr.            Secretary/Treasurer              Boca Raton, FL 33431-0922
      Roy J. Glauber                                                       1-800-777-6472                    DISTRIBUTOR
    Michael G. Landry                    CUSTODIAN                                                       Mackenzie Ivy Funds
   Joseph G. Rosenthal         Brown Brothers Harriman & Co.                  AUDITORS                    Distribution, Inc.
     J. Brendan Swan                     Boston, MA                   Coopers & Lybrand L.L.P.        Via Mizner Financial Plaza
                                                                        Fort Lauderdale, FL           700 South Federal Highway
      LEGAL COUNSEL                                                                                      Boca Raton, FL 33432
  Dechert Price & Rhoads
        Boston, MA



MACKENZIE NEW YORK MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)

  (UNAUDITED)
    RATINGS
----------------
  MOODY'S/S&P                              MUNICIPAL BONDS AND NOTES -- 97.3%                            PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
Aaa      AAA      Bethlehem New York Central School District (GO) (NC) (AMBAC Insured), 7.10%,
                    11/01/06...........................................................................  $  700,000   $   838,375
Aaa      AAA      Brookhaven New York (GO) (NC) (MBIA Insured), 7.00%, 11/01/04........................     300,000       354,654
Aaa      AAA      Broome County New York (GO) (NC) (FGIC Insured), 7.40%, 04/15/03.....................     200,000       236,252
Baa      NR       Canastota New York Central School District (GO) (NC), 7.10%, 06/15/07................     215,000       252,049
Baa      NR       Canastota New York Central School District (GO) (NC), 7.10%, 06/15/08................     205,000       240,533
NR       BBB      Guam Power Authority Revenue Series A, 6.625%, 10/01/14..............................     550,000       578,226
NR       BBB      Guam Government (GO), 5.375%, 11/15/13...............................................   1,000,000       930,930
Baa1     BBB      Metropolitan Transportation Authority Service Contract, 5.50%, 07/01/17..............     250,000       247,513
Aa       NR       Monroe County Industrial Development Agency, Depaul Community Facility, 6.45%,
                    02/01/14...........................................................................     880,000       940,139
Baa1     BBB+     New York City (GO), 7.20%, 08/15/08..................................................   1,000,000     1,103,580
Baa1     BBB+     New York City (GO), 7.10%, 02/01/09..................................................     500,000       543,030
Baa1     BBB+     New York City (GO), 7.30%, 08/15/10..................................................     250,000       281,943
Baa1     BBB+     New York City (GO)(NC), 0.00%, 08/01/11..............................................   1,000,000       399,700
Baa1     BBB+     New York City (GO), 7.00%, 02/01/19..................................................     500,000       539,410
Baa      BBB-     New York City Health & Hospital Corporation Revenue, 6.30%, 02/15/20.................     500,000       507,225
Aa       AA       New York City Housing Development (FHA Insured), 5.85%, 05/01/26.....................     500,000       502,095
Aaa      AAA      New York City Municipal Water Finance Authority Series B (MBIA Insured),
                    7.80%, 06/15/96 (Pre-refunded).....................................................      10,000        10,394
Aaa      A-       New York City Municipal Water Finance Authority Series C, 7.375%, 06/15/01
                    (Pre-refunded).....................................................................     500,000       582,455
A        A-       New York City Municipal Water Finance Authority, 6.00%, 06/15/25.....................     500,000       517,590
A        A-       New York State (GO)(NC), 9.875%, 11/15/05............................................     500,000       693,375
NR       AAA      New York State Dormitory Authority (Parkridge), 7.85%, 02/01/29......................     200,000       219,850
Baa1     BBB      New York State Dormitory Authority (City University) Series C, 6.00%, 07/01/16.......   1,000,000     1,005,860
NR       AA       New York State Dormitory Authority, Menorah Campus (FHA Insured), 7.30%, 08/01/16....     790,000       892,068
NR       AAA      New York State Dormitory Authority, Jewish Geriatric (FHA Insured), 7.35%,
                    08/01/29...........................................................................     500,000       571,480
Baa1     BBB+     New York State Dormitory Authority (State University), 6.25%, 05/15/14...............   1,000,000     1,040,180
NR       AA       New York State Dormitory Authority (St. Lukes Home) (FHA Insured), 6.375%,
                    08/01/35...........................................................................   1,000,000     1,061,850
Baa1     BBB-     New York State Dormitory Authority, Upstate Community College, 6.25%, 07/01/25.......   1,500,000     1,561,200
Aaa      AA-      New York State Environmental Facilities Corporation Pollution Control Series B,
                    7.50%, 03/15/11....................................................................     400,000       438,364
Aa       A-       New York State Environmental Facilities Corporation, Pollution Control Revenue,
                    6.875%, 06/15/14...................................................................   1,000,000     1,134,950
Aaa      AAA      New York State Housing Finance Agency (State University) Series A,
                    8.00%, 11/01/98 (Pre-refunded).....................................................      30,000        33,793
Baa1     BBB      New York State Housing Finance Agency Service Contract, 6.375%, 09/15/15.............   1,000,000     1,054,370
NR       AAA      New York State Medical Care Facilities Finance Agency Series C (FHA Insured),
                    7.70%, 08/15/98 (Pre-refunded).....................................................      85,000        94,478
A        A        New York State Medical Care Facilities Finance Agency (Good Samaritan Hospital),
                    7.875%, 11/01/06...................................................................      10,000        10,530
Aa       NR       New York State Mortgage Agency Revenue Series BB (FHA Insured), 7.85%, 10/01/08......      30,000        32,030
Aa       NR       New York State Mortgage Agency Revenue Series E, 8.10%, 10/01/17.....................      35,000        37,505
Aa       NR       New York State Mortgage Agency Revenue (Pool Insured), 6.45%, 04/01/15...............   1,000,000     1,041,300
NR       BBB+     New York State Municipal Bond Bank Agency (Buffalo) Series A, 6.875%, 03/15/06.......   1,000,000     1,088,880
Aaa      AAA      New York State Medical Care Facilities Finance Agency (St. Lukes Hospital) (FHA
                    Insured),
                    7.45%, 02/15/00 (Pre-refunded).....................................................     600,000       685,230
Aaa      AAA      New York State Medical Care Facilities Finance Agency Series A (FHA Insured),
                    7.70%, 08/15/00 (Pre-refunded).....................................................     500,000       582,965
Baa      BBB      New York State Medical Care Facilities Financing Agency 7.35%, 8/15/11...............   1,000,000     1,079,910
Aaa      AAA      New York State Medical Care Facilities Finance Agency (FSA Insured), 6.50%,
                    11/01/19...........................................................................     650,000       704,399
NR       BBB      New York State Medical Care Facilities Finance Agency, 6.125%, 11/01/16..............     500,000       491,580
Baa      BBB      New York State Medical Care Facilities Finance Agency, 6.80%, 02/15/20...............     500,000       529,170
Baa      BBB      New York State Medical Care Facilities Finance Agency, 6.85%, 02/15/17...............   1,000,000     1,062,350
Aa       AA       New York State Medical Care Facilities Finance Agency (SONYMA Insured), 6.00%,
                    11/15/02...........................................................................     500,000       539,620
Aa       AA       New York State Medical Care Facilities Finance Agency (SONYMA Insured), 6.00%,
                    11/15/03...........................................................................     500,000       541,295
Aaa      AAA      New York State Power Authority Series V (MBIA Insured), 7.875%, 01/01/13.............   1,000,000     1,094,890
Aaa      AAA      New York State Urban Development Corporation Series D (AMBAC Insured),
                    7.75%, 01/01/98 (Pre-refunded).....................................................      70,000        76,475
Aaa      AAA      New York State Urban Development Corporation Series C (AMBAC Insured),
                    7.75%, 01/01/98 (Pre-refunded).....................................................      30,000        32,775
Aaa      BBB      New York State Urban Development Corporation, 7.50%, 04/01/20........................   1,000,000     1,163,970
Baa1     BBB      New York State Urban Development Corporation Correctional Facilities, 0.00%,
                    01/01/08...........................................................................   1,000,000       529,300
Baa      BBB      Oneida-Herkimer New York Solid Waste Management Authority, 6.75%, 04/01/14...........   1,000,000     1,039,600
NR       A        Onondaga County New York Industrial Revenue Agency, Crouse Irving Co. Series A,
                    7.90%, 01/01/17....................................................................   2,000,000     2,211,440
Baa1     A-       Puerto Rico Electric Power Authority Series N, 5.00%, 07/01/12.......................     750,000       711,998
Aaa      AAA      Puerto Rico Electric Power Authority Power Revenue (FSA Insured),
                    5.929% (Inverse Floater), 07/01/23.................................................   1,000,000     1,052,500
NR       BBB-     Puerto Rico Educational, Medical & Environmental Control Facilities, 5.70%,
                    08/01/13...........................................................................     250,000       247,523
Baa1     A-       Puerto Rico Municipal Finance Agency (GO), 5.70%, 07/01/03...........................     500,000       527,115

                      (See Notes to Financial Statements)

MACKENZIE NEW YORK MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED) (CONTINUED)

  (UNAUDITED)
    RATINGS
----------------
  MOODY'S/S&P                                   MUNICIPAL BONDS AND NOTES                                PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
Aa       NR       Schenectady New York Municipal Housing Authority (Annie Schaffer Senior Center),
                    6.40%, 05/01/14....................................................................  $  650,000   $   675,844
Aaa      AAA      South Hampton Village New York Series B (NC) (MBIA Insured), 7.60%, 09/01/03.........     100,000       119,414
Aaa      AAA      Suffolk County New York Series A (GO) (NC) (FGIC Insured), 9.50%, 10/01/00...........     500,000       609,725
A1       A-       Triborough Bridge & Tunnel Authority New York Series B, 6.875%, 01/01/15.............     500,000       550,275
Baa      BBB+     Ulster County New York Resource Recovery Agency Solid Waste Systems Revenue (GO),
                    6.00%, 03/01/14....................................................................   1,000,000       998,800
Aaa      AAA      Valley Central School District New York (GO)(AMBAC Insured), 7.15%, 06/15/07.........     625,000       755,025
Aaa      AAA      Watkins Glen New York Central School District (NC) (MBIA Insured), 7.25%, 06/15/04...     165,000       195,459
Aaa      AAA      Waverly New York (GO)(NC)(MBIA Insured), 9.05%, 06/15/04.............................     110,000       143,525
                                                                                                                      -----------
                  TOTAL INVESTMENTS -- 97.3% (COST -- $38,164,431)*....................................                40,570,328
                  OTHER ASSETS, LESS LIABILITIES -- 2.7%...............................................                 1,112,539
                                                                                                                      -----------
                  NET ASSETS -- 100%...................................................................               $41,682,867
                                                                                                                      ===========
                  *Cost is approximately the same for Federal income tax purposes.
                  FEDERAL INCOME TAX INFORMATION:
                  At December 31, 1995, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
                  Gross unrealized appreciation....................................................................   $ 2,656,571
                  Gross unrealized depreciation....................................................................      (250,674)
                                                                                                                      -----------
                  Net unrealized appreciation......................................................................   $ 2,405,897
                                                                                                                      ===========
                  OTHER INFORMATION:
                  Purchases and sales of municipal securities aggregated $11,417,540 and $12,475,294, respectively, for the period ended December 31, 1995.
                  AMBAC    --  AMBAC Indemnity Corporation
                  FGIC     --  Financial Guaranty Insurance Company
                  FHA      --  Federal Housing Administration
                  FSA      --  Financial Security Association
                  GO       --  General Obligation
                  MBIA     --  Municipal Bond Insurance Association
                  NC       --  Non Callable
                  SONYMA   --  State of New York Mortgage Agency

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $38,164,431)..............................................................  $40,570,328
Cash................................................................................................................      365,656
Receivables:
  Interest..........................................................................................................      747,325
  Manager for expense reimbursement.................................................................................       17,460
Deferred organization expenses......................................................................................        6,510
Other assets........................................................................................................       12,631
                                                                                                                      -----------
  Total assets......................................................................................................   41,719,910
                                                                                                                      -----------
LIABILITIES
Payables:
  Management fee....................................................................................................       19,470
  12b-1 service and distribution fees...............................................................................        9,867
  Administrative services fee.......................................................................................        3,540
  Fund accounting...................................................................................................        1,502
  Transfer agent....................................................................................................        2,664
                                                                                                                      -----------
  Total liabilities.................................................................................................       37,043
                                                                                                                      -----------
NET ASSETS..........................................................................................................  $41,682,867
                                                                                                                      ===========
CLASS A:
Net asset value and redemption price per share ($40,038,075 / 3,989,775 shares outstanding).........................  $     10.04
                                                                                                                      ===========
Maximum offering price per share ($10.04 x 100 / 95.25)*............................................................  $     10.54
                                                                                                                      ===========
CLASS B:
Net asset value and offering price per share ($1,644,792 / 163,877 shares outstanding)**............................  $     10.04
                                                                                                                      ===========
NET ASSETS CONSIST OF:
  Capital paid-in...................................................................................................  $39,784,994
  Accumulated net realized loss on investments......................................................................     (396,045)
  Accumulated undistributed net investment loss.....................................................................     (111,979)
  Net unrealized appreciation on investments........................................................................    2,405,897
                                                                                                                      -----------
NET ASSETS..........................................................................................................  $41,682,867
                                                                                                                      ===========

 * On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME
  Interest................................................................................................             $1,303,504
                                                                                                                       ----------
EXPENSES
  Management fee..........................................................................................  $115,116
  Transfer agent..........................................................................................    19,073
  Administrative services fee.............................................................................    20,930
  Custodian fees..........................................................................................     4,367
  Blue Sky fees...........................................................................................    13,360
  Auditing and accounting fees............................................................................    20,292
  Shareholder reports.....................................................................................     2,824
  Amortization of organization expenses...................................................................     1,003
  Fund accounting.........................................................................................    13,337
  Trustees' fees..........................................................................................     2,212
  12b-1 service and distribution fees
    Class A...............................................................................................    50,382
    Class B...............................................................................................     7,774
  Legal...................................................................................................    16,699
  Other...................................................................................................     2,153
                                                                                                                       ----------
                                                                                                                          289,522
  Expenses reimbursed by manager..........................................................................                (49,916)
  Fees paid indirectly....................................................................................                 (3,559)
                                                                                                                       ----------
  Net expenses............................................................................................                236,047
                                                                                                                       ----------
Net investment income.....................................................................................              1,067,457
                                                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments........................................................................                141,987
  Net unrealized appreciation during the period on investments............................................              1,278,167
                                                                                                                       ----------
    Net gain on investments...............................................................................              1,420,154
                                                                                                                       ----------
Net increase in net assets resulting from operations......................................................             $2,487,611
                                                                                                                       ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                         FOR THE
                                                                                                        SIX MONTHS      FOR THE
                                                                                                          ENDED       YEAR ENDED
                                                                                                       DECEMBER 31,    JUNE 30,
                                                                                                       ------------   -----------
                                                                                                          1995*          1995
                                                                                                       ------------   -----------
DECREASE IN NET ASSETS
Operations:
  Net investment income..............................................................................  $ 1,067,457    $2,169,541
  Net realized gain (loss) on investments............................................................      141,987      (585,293 )
  Net unrealized appreciation during the period on investments.......................................    1,278,167     1,586,449
                                                                                                       ------------   -----------
    Net income resulting from operations.............................................................    2,487,611     3,170,697
                                                                                                       ------------   -----------
CLASS A:
Distributions from
  Net investment income..............................................................................   (1,033,424 )  (2,117,451 )
  In excess of net investment income.................................................................      (93,210 )     (99,132 )
                                                                                                       ------------   -----------
    Total distributions to Class A shareholders......................................................   (1,126,634 )  (2,216,583 )
                                                                                                       ------------   -----------
CLASS B:
Distributions from
  Net investment income..............................................................................      (34,033 )     (52,090 )
  In excess of net investment income.................................................................       (3,258 )      (3,220 )
                                                                                                       ------------   -----------
    Total distributions to Class B shareholders......................................................      (37,291 )     (55,310 )
                                                                                                       ------------   -----------
Fund share transactions (Note 10):
  Net decrease resulting from Fund share transactions
    Class A..........................................................................................   (1,525,168 )  (2,914,177 )
    Class B..........................................................................................      158,038       543,756
                                                                                                       ------------   -----------
      Net decrease resulting from Fund share transactions............................................   (1,367,130 )  (2,370,421 )
                                                                                                       ------------   -----------
Total decrease in net assets.........................................................................      (43,444 )  (1,471,617 )
NET ASSETS
  Beginning of period................................................................................   41,726,311    43,197,928
                                                                                                       ------------   -----------
  End of period......................................................................................  $41,682,867    $41,726,311
                                                                                                       ============== ============
Accumulated undistributed net investment loss........................................................  $  (111,979 )  $  (15,511 )
                                                                                                       ============== ============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                     FOR THE SIX
                                    MONTHS ENDED
                                    DECEMBER 31,                                FOR THE YEAR ENDED JUNE 30,
             CLASS A                -------------         -----------------------------------------------------------------------
     SELECTED PER SHARE DATA            1995*              1995            1994            1993            1992            1991
                                    -------------         -------         -------         -------         -------         -------
Net asset value, beginning of the
  period..........................     $  9.72            $  9.50         $ 10.10         $  9.96         $  9.56         $  9.55
                                    -------------         -------         -------         -------         -------         -------
  Income from investment
    operations
  Net investment income(a)........         .26                .48             .56             .58             .51             .54
  Net gain (loss) on investments
    (both realized and
    unrealized)...................         .34                .24            (.49)            .38             .62             .15
                                    -------------         -------         -------         -------         -------         -------
    Total from investment
      operations..................         .60                .72             .07             .96            1.13             .69
                                    -------------         -------         -------         -------         -------         -------
  Less distributions from
  Net investment income...........         .26                .48             .56             .58             .51             .54
  In excess of net investment
    income........................         .02                .02              --              --             .09             .10
  Net realized gain...............          --                 --             .11             .24             .13             .04
                                    -------------         -------         -------         -------         -------         -------
    Total distributions...........         .28                .50             .67             .82             .73             .68
                                    -------------         -------         -------         -------         -------         -------
Net asset value, end of period....     $ 10.04            $  9.72         $  9.50         $ 10.10         $  9.96         $  9.56
                                    ===============       =======         =======         =======         =======         =======
Total return(%)...................        6.23(b)            7.93(c)          .58(c)        10.07(c)        12.15(c)         7.55(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)..................     $40,038            $40,290         $42,329         $42,187         $32,755         $26,207
Ratio of expenses to average
  daily net assets:
  With expense reimbursement and
    fees paid indirectly(%)(e)....        1.10(d)            1.10            1.10            1.10            1.10            1.07
  Without expense reimbursement
    and fees paid
    indirectly(%)(e)..............        1.36(d)            1.24            1.21            1.29            1.25            1.44
Ratio of net investment income to
  average daily net
  assets(%)(a)....................        5.13(d)            5.12            5.59            5.81            5.66            5.64
Portfolio turnover rate(%)........          56(d)              59              44              87              24              41

                                                                                                                 FOR THE PERIOD
                                                                            FOR THE SIX         FOR THE           APRIL 1, 1994
                                                                           MONTHS ENDED        YEAR ENDED       (COMMENCEMENT) TO
                                                                           DECEMBER 31,         JUNE 30,            JUNE 30,
                                 CLASS B                                   -------------       ----------       -----------------
                         SELECTED PER SHARE DATA                               1995*              1995                1994
                                                                           -------------       ----------       -----------------
Net asset value, beginning of the period.................................     $  9.72            $ 9.50               $9.65
                                                                               ------          ----------             -----
  Income from investment operations
  Net investment income (a)..............................................         .22               .41                 .10
  Net gain (loss) on investments (both realized and unrealized)..........         .34               .24                (.08)
                                                                               ------          ----------             -----
    Total from investment operations.....................................         .56               .65                 .02
                                                                               ------          ----------             -----
  Less distributions from
  Net investment income..................................................         .22               .41                 .14
  In excess of net investment income.....................................         .02               .02                  --
  Net realized gain......................................................          --                --                 .03
                                                                               ------          ----------             -----
    Total distributions..................................................         .24               .43                 .17
                                                                               ------          ----------             -----
Net asset value, end of period...........................................     $ 10.04            $ 9.72               $9.50
                                                                           ===============     ============     ===============
Total return(%)..........................................................        5.83(b)           7.14(c)              .20(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands).................................     $ 1,645            $1,436               $ 869
Ratio of expenses to average daily net assets:
  With expense reimbursement and fees paid indirectly(%)(e)..............        1.85(d)           1.85                1.85(d)
  Without expense reimbursement and fees paid indirectly(%)(e)...........        2.11(d)           1.99                1.96(d)
Ratio of net investment income to average daily net assets(%)(a).........        4.38(d)           4.37                4.84(d)
Portfolio turnover rate(%)...............................................          56(d)             59                  44
(a)   Net investment income is net of expenses reimbursed by manager.
(b)   Total return represents aggregate total return and does not reflect a sales charge.
(c)   Total return does not reflect a sales charge.
(d)   Annualized.
(e)   Beginning in July 1995, total expenses include fees paid indirectly through an expense offset arrangement.
 *    Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mackenzie New York Municipal Fund (the Fund) is a series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates.

     a. Securities valuation -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     b. Securities transactions and investment income -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

     c. Federal income taxes -- The Fund is a separate taxable entity and intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income and excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $171,000 as of June 30, 1995 which may be applied against any realized net taxable gains of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryforward expires in 2003.

     d. Distributions to shareholders -- Normally, distributions from net investment income are declared monthly and net realized capital gains, if any, are declared semi-annually. In addition, distributions to Class A shareholders are declared daily at the rate per share of the excess of 12b-1 fees of Class B shares over Class A shares. Distributions are paid at the earlier of redemption or the designated monthly or semi-annual date.

     e. Deferred organization expenses -- Expenses incurred by the Fund in connection with its issuing Class B shares have been deferred and are being amortized on a straight-line basis over a five year period.

     f. Reclassifications -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     Certain per share amounts in the 1994, 1992 and 1991 financial highlights have been reclassified to conform with the 1995 presentation.

     g. Fees paid indirectly -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out of pocket expenses. For the period, custody fees were reduced by $3,559 under this arrangement.

2. MANAGEMENT AND DISTRIBUTION

     The Fund pays Mackenzie Investment Management Inc. (MIMI) a monthly management fee at the annual rate of .55% of its average daily net assets.

     Mackenzie Ivy Funds Distribution, Inc. (MIFDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares and, as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1995, the net amount of underwriting discount retained by MIFDI was $2,980.

     If the Fund's total expenses in any fiscal year exceed the permissible limits applicable to the Fund in any state in which its shares are then qualified for sale, MIMI will bear the excess expenses. The most restrictive state expense limitation provision limits a fund's annual expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and other expenses subject to approval by state securities administrators) to 2.5% of the first $30 million of the average daily net assets; 2.0% of the next $70 million of the average daily net assets; and 1.5% of the remaining average daily net assets. Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of .85% of its average daily net assets. The voluntary expense limitation may be terminated or revised at any time. Expenses reimbursed by manager reflected in the Statement of Operations consist of voluntary reimbursements of $49,916.

3. ADMINISTRATIVE SERVICES

     MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fee is reflected as Administrative services fee in the Statement of Operations.

4. FUND ACCOUNTING SERVICES

     MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus telephone, delivery and other out-of-pocket expenses. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,000 when net assets are $20 million and under; $1,500 when net assets are over $20 million to $75 million; $4,000 when net assets are over $75 million to $100 million; and $6,000 when net assets are over $100 million. Such fee and expenses are reflected as Fund accounting in the Statement of Operations.

5. TRANSFER AGENCY AND SHAREHOLDER SERVICE

     Mackenzie Ivy Investor Services Corp. (MIISC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. The Fund pays a monthly fee at an annual rate of $20.75 per open account and $4.36 per account that is closed. In addition, the Fund pays certain out-of-pocket expenses. Such fees and expenses are reflected as Transfer agent in the Statement of Operations.

6. DISTRIBUTION PLANS

     Under Service and Distribution Plans, the Fund reimburses MIFDI for service fee payments made to brokers at an annual rate of .25% of its average daily net assets. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average daily net asset value of Class B shares. MIFDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees are reflected as 12b-1 service and distribution fees in the Statement of Operations.

7. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

8. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of New York securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

9. SUBSEQUENT EVENT

     On January 1, 1996, under a Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, approved by the Fund's Board December 2, 1995, the Fund discontinued its practice of declaring daily a dividend to Class A shares at the rate per share of the excess 12b-1 fees of Class B shares over Class A shares. As a result of this change, the net asset value per share of Class A and Class B are expected to differ.

10. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                  DECEMBER 31, 1995          JUNE 30, 1995
                                ----------------------   ----------------------
           CLASS A               SHARES      AMOUNT       SHARES      AMOUNT
------------------------------  --------   -----------   --------   -----------
Sold..........................    87,542   $   860,431    384,267   $ 3,640,567
Issued on reinvestment of
 distributions................    69,048       676,699    131,027     1,233,019
Repurchased...................  (311,725)   (3,062,298)  (828,084)   (7,787,763)
                                --------   -----------   --------   -----------
Net decrease..................  (155,135)  $(1,525,168)  (312,790)  $(2,914,177)
                                ========== ============= ========== =============

                                  SIX MONTHS ENDED            YEAR ENDED
                                  DECEMBER 31, 1995          JUNE 30, 1995
                                 -------------------     ---------------------
            CLASS B              SHARES      AMOUNT      SHARES       AMOUNT
-------------------------------  ------     --------     -------     ---------
Sold...........................  14,580     $142,895      84,053     $ 802,583
Issued on reinvestment of
 distributions.................  1,998        19,600       2,532        23,881
Repurchased....................   (449 )      (4,457)    (30,370)     (282,708)
                                 ------     --------     -------     ---------
Net increase...................  16,129     $158,038      56,215     $ 543,756
                                 =======    ==========   ========    ===========

MNYMF-3-296

DECEMBER 31, 1995
                                                               [MACKENZIE LOGO]

MACKENZIE NATIONAL MUNICIPAL FUND


SEMI-ANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Mackenzie Investment Management Inc.
Via Mizner Financial Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111


Dear Shareholder:

         Over the latter part of 1995 the municipal bond market remained relatively unchanged as the Federal Reserve sought to manage interest rates and ongoing government budget concerns seemed to dampen investor enthusiasm.
         For the most part, longer term municipal bonds tracked the movements in the U.S. treasury market. There was very little movement in yields, up or down.
         In response to the interest rate environment and bond market conditions, we extended the average maturity of Mackenzie National Municipal Fund. However, we resisted going beyond the intermediate maturity range because of our conviction that the slightly higher yield of long-term bonds does not justify the additional interest rate and market risks. By taking an active management position with the Fund, we followed a disciplined approach in seeking to balance the pursuit of yield with an acceptable level of risk.
         At the same time, we have remained focused on portfolio quality. The emphasis on investment grade bonds continues. As in the past, the Fund manager avoids the purchase of derivative products.
         With respect to 1996 being an election year, we believe that the municipal market has already taken the issue of tax reform, and its impact, into consideration. A further point to be made, is that regardless of what may happen with tax reform, most experts feel that it will reflect a more moderate rather than an extreme adjustment.
         We believe that the current interest rate environment, low inflationary pressures and prospects for economic growth will continue to provide the municipal market with stability and predictability in the future.
         As always we will continue to take an active role in the management of Mackenzie National Municipal Fund to seek as high a yield as possible without compromising our commitment to minimizing risk.

Sincerely,


/s/ Michael G. Landry

Michael G. Landry
President


MACKENZIE NATIONAL MUNICIPAL FUND IS PRIMARILY INVESTED IN HIGH QUALITY BONDS.
    THE MANAGER STRESSES NON-CALLABLE BONDS TO PROVIDE THE FUND WITH CALL PROTECTION AND REDUCES VOLATILITY THROUGH DIVERSIFICATION BY ISSUE TYPE, LOCAL
            GOVERNMENTS AND AGENCY ISSUERS, LOCATION AND PURPOSE.


      BOARD OF TRUSTEES                   OFFICERS                     TRANSFER AGENT                     MANAGER
    John S. Anderegg, Jr.       Michael G. Landry, President       Mackenzie Ivy Investor          Mackenzie Investment
      Paul H. Broyhill        Keith J. Carlson, Vice President         Services Corp.                 Management Inc.
      Stanley Channick               C. William Ferris,                P.O. Box 3022                  Boca Raton, FL
   Frank W. DeFriece, Jr.           Secretary/Treasurer          Boca Raton, FL 33431-0922
       Roy J. Glauber                                                  1-800-777-6472                   DISTRIBUTOR
      Michael G. Landry                  CUSTODIAN                                                  Mackenzie Ivy Funds
     Joseph G. Rosenthal       Brown Brothers Harriman & Co.              AUDITORS                  Distribution, Inc.
       J. Brendan Swan                   Boston, MA               Coopers & Lybrand L.L.P.      Via Mizner Financial Plaza
                                                                    Fort Lauderdale, FL          700 South Federal Highway
        LEGAL COUNSEL                                                                              Boca Raton, FL 33432
   Dechert Price & Rhoads
         Boston, MA


MACKENZIE NATIONAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)

  (UNAUDITED)
    RATINGS
----------------
  MOODY'S/S&P                              MUNICIPAL BONDS AND NOTES -- 96.4%                            PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  ARIZONA -- 8.0%
A1       AA       Phoenix Arizona Highway Revenue (NC), 9.25%, 07/01/07................................  $  565,000   $   784,079
NR       AA-      Tucson (GO)(NC), 9.75%, 07/01/12 (Escrowed to Maturity)..............................     400,000       601,928
NR       AA-      Tucson (GO)(NC), 9.75%, 07/01/13 (Escrowed to Maturity)..............................     500,000       761,915
                                                                                                                      -----------
                                                                                                                        2,147,922
                                                                                                                      -----------
                  CALIFORNIA -- 4.1%
NR       BBB      California Health Facilities Financing Authority, 7.00%, 6/01/08.....................     250,000       258,725
Baa      NR       Irwindale California Community Redevelopment Agency, 6.60%, 8/01/18..................     200,000       213,050
Baa1     A-       Los Angeles County California Certificate of Participation (Disney Parking Project)
                    (NC),
                    0.00%, 09/01/06....................................................................     500,000       257,115
Aa       AA+      Southern California Public Power Authority (NC), 0.00%, 07/01/14.....................   1,000,000       361,800
                                                                                                                      -----------
                                                                                                                        1,090,690
                                                                                                                      -----------
                  COLORADO -- 1.4%
Aaa      NR       Dawson Ridge Colorado (GO)(NC), 0.00%, 10/01/22 (Escrowed to Maturity)...............   2,000,000       379,160
                                                                                                                      -----------
                  DISTRICT OF COLUMBIA -- 0.4%
A1       A+       Georgetown University, D.C. (GO) (MBIA Insured), 8.25%, 04/01/18.....................     100,000       110,348
                                                                                                                      -----------
                  FLORIDA -- 6.9%
Aa       AA       Florida State Board of Education (GO), 9.125%, 6/01/14...............................     110,000       161,860
Aa       AA       Florida State Board of Education (GO), 9.125%, 6/01/14 (Escrowed to Maturity)........     690,000     1,001,086
Aaa      AAA      Orlando & Orange County Expressway (NC)(FGIC Insured), 8.25%, 07/01/14...............     500,000       690,560
                                                                                                                      -----------
                                                                                                                        1,853,506
                                                                                                                      -----------
                  GEORGIA -- 9.0%
Ba1      BB       Griffin-Spalding County Georgia Industrial Revenue Authority (Borden, Inc.), 7.20%,
                    06/01/00...........................................................................   1,000,000     1,033,810
A        A+       Municipal Electric Authority Georgia (NC), 10.00%, 01/01/10..........................     250,000       362,930
Baa      BBB+     Savannah Georgia Hospital Authority Revenue (Candler Hospital), 7.00%, 1/01/23.......   1,000,000     1,026,830
                                                                                                                      -----------
                                                                                                                        2,423,570
                                                                                                                      -----------
                  ILLINOIS -- 17.1%
Aa3      AA-      Chicago Illinois Oil & Gas Supply Revenue (Peoples Gas Light & Coke Co.), 8.10%,
                    05/01/20...........................................................................     500,000       568,440
NR       A+       Illinois Educational Facility Authority (Loyola), 7.125%, 7/01/01 (Pre-refunded).....     680,000       781,517
A1       A+       Illinois Educational Facility Authority (Loyola), 7.125%, 7/01/11....................     320,000       354,963
Aaa      AAA      Illinois Health and Education (CGIC Insured), 7.60%, 8/15/10 (Escrowed to
                    Maturity)..........................................................................      46,000        55,503
Aaa      AAA      Illinois Health Facility Authority (CGIC Insured), 7.60%, 8/15/10....................     750,000       847,867
Aa       NR       Sangamon County Illinois (GO), 7.45%, 11/15/06.......................................     800,000       968,864
Baa      BBB      Southwestern Illinois Development Authority Medical Facilties Revenue
                    (Anderson Hospital Project Series A), 7.00%, 8/15/12...............................   1,000,000     1,039,200
                                                                                                                      -----------
                                                                                                                        4,616,354
                                                                                                                      -----------
                  MAINE -- 0.3%
NR       A+       Maine Municipal Bond Bank, 7.65%, 11/01/98 (Pre-refunded)............................      85,000        94,945
                                                                                                                      -----------
                  MASSACHUSETTS -- 4.7%
Aaa      AAA      Boston Massachusetts Water & Sewer, 10.875%, 01/01/09 (Escrowed to Maturity).........     500,000       720,340
Baa1     BBB      Massachusetts State Health & Educational Facilities Authority, 6.625%, 11/15/22......     500,000       490,425
NR       BBB+     Massachusetts State Housing, Series B, 8.10%, 08/01/23...............................      50,000        52,723
                                                                                                                      -----------
                                                                                                                        1,263,488
                                                                                                                      -----------
                  MICHIGAN -- 9.9%
Aaa      AAA      Kent Hospital Finance Authority (Butterworth Hospital) (Butterworth Hospital) (MBIA
                    Insured), 7.25%, 01/15/13..........................................................   1,000,000     1,245,470
Baa      BBB      Pontiac Michigan Hospital Finance Authority, 6.00%, 8/01/23..........................   1,000,000       905,460
Aaa      AAA      Romulus, Michigan School Building (GO) (FGIC Insured), 0.00%, 05/01/07
                    (Pre-refunded).....................................................................   2,500,000       516,000
                                                                                                                      -----------
                                                                                                                        2,666,930
                                                                                                                      -----------
                  NEW HAMPSHIRE -- 4.0%
Baa3     BB-      New Hampshire Industrial Development Authority Pollution Control (Central Maine Power
                    Co.), 7.375%, 05/01/14.............................................................   1,000,000     1,072,130
                                                                                                                      -----------
                  NEW YORK -- 9.7%
Aaa      AAA      New York State Urban Development Corporation, 0.00%, 1/01/08.........................   1,000,000       529,300
NR       BBB      New York State Medical Care Facilities, 6.125%, 11/01/16.............................     500,000       491,580
Baa1     BB       New York City (GO), 7.50%, 8/15/02...................................................     500,000       530,880
Baa      BBB-     New York City Health & Hospital Corporation Revenue, 6.30%, 2/15/20..................     500,000       507,225
NR       A        Onondaga County New York Industrial Development Agency, 7.90%, 1/01/17...............     500,000       552,860
                                                                                                                      -----------
                                                                                                                        2,611,845
                                                                                                                      -----------

                      (See Notes to Financial Statements)

MACKENZIE NATIONAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED) (CONTINUED)

  (UNAUDITED)
    RATINGS
----------------
  MOODY'S/S&P                                   MUNICIPAL BONDS AND NOTES                                PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  OKLAHOMA -- 6.6%
Aaa      AA       Oklahoma County Home Financing Agency (NC), 0.00%, 03/01/06..........................  $2,000,000   $   643,920
NR       BB       Tulsa Oklahoma Hospital Authority Revenue (Tulsa Regional Medical Center), 7.20%,
                    6/01/17............................................................................   1,000,000     1,140,790
                                                                                                                      -----------
                                                                                                                        1,784,710
                                                                                                                      -----------
                  PENNSYLVANIA -- 2.2%
NR       A-       Allegheny County Pennsylvania Hospital Revenue (Allegheny Valley Hospital), 7.00%,
                    08/01/15...........................................................................     500,000       585,895
                                                                                                                      -----------
                  TENNESSEE -- 1.5%
Aaa      NR       Nashville & Davidson County Tennessee Health & Education Board Revenue,
                    0.00% (NC), 06/01/21...............................................................   2,000,000       398,640
                                                                                                                      -----------
                  TEXAS -- 4.2%
Aaa      AAA      Texas National Research Lab Lease Revenue, 6.85%, 12/01/20 (Pre-refunded)............   1,000,000     1,146,440
                                                                                                                      -----------
                  UTAH -- 3.9%
Aaa      AAA      Intermountain Power Agency Utah (MBIA Insured), 6.00%, 07/01/16......................   1,000,000     1,056,230
                                                                                                                      -----------
                  VERMONT -- 1.2%
A1       NR       Vermont Housing Finance Agency (FHA/VA Insured), 7.85%, 12/01/29.....................     295,000       312,638
                                                                                                                      -----------
                  WASHINGTON -- 1.3%
Aa       AA       Washington Public Power Supply System, 7.50%, 07/01/15 (Pre-refunded)................     315,000       347,584
                                                                                                                      -----------
                  TOTAL INVESTMENTS -- 96.4% (COST -- $24,087,636)*....................................                25,963,025
                  OTHER ASSETS, LESS LIABILITIES -- 3.6%...............................................                   984,815
                                                                                                                      -----------
                  NET ASSETS -- 100%...................................................................               $26,947,840
                                                                                                                      ===========
                  *Cost is approximately the same for Federal income tax purposes.
                  FEDERAL INCOME TAX INFORMATION:
                  At December 31, 1995 net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
                  Gross unrealized appreciation........................................................               $ 1,940,844
                  Gross unrealized depreciation........................................................                   (65,455)
                                                                                                                      -----------
                  Net unrealized appreciation..........................................................               $ 1,875,389
                                                                                                                      ===========
                  OTHER INFORMATION:
                  Purchases and sales of municipal securities aggregated $7,327,510 and $10,719,283, respectively, for the period ended December 31, 1995.
                 CGIC  --   Capital Guaranty Insurance Company
                 FGIC  --   Financial Guaranty Insurance Company
                 FHA   --   Federal Housing Administration
                 GO    --   General Obligation
                 MBIA  --   Municipal Bond Insurance Association
                 NC    --   Non Callable
                 VA    --   Veteran's Administration

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $24,087,636)..............................................................  $25,963,025
Cash................................................................................................................      453,441
Receivables
  Interest..........................................................................................................      511,491
  Manager for expense reimbursement.................................................................................       24,704
Deferred organization expenses......................................................................................        5,443
Other assets........................................................................................................       14,314
                                                                                                                      -----------
  Total assets......................................................................................................   26,972,418
                                                                                                                      -----------
LIABILITIES
Payables:
  Management fee....................................................................................................       12,561
  12b-1 service and distribution fees...............................................................................        5,618
  Administrative services fee.......................................................................................        2,284
  Fund accounting...................................................................................................        1,450
  Transfer agent....................................................................................................        2,665
                                                                                                                      -----------
  Total liabilities.................................................................................................       24,578
                                                                                                                      -----------
NET ASSETS..........................................................................................................  $26,947,840
                                                                                                                      ===========
CLASS A:
Net asset value and redemption price per share ($26,104,711 / 2,575,763 shares outstanding).........................  $     10.13
                                                                                                                      ===========
Maximum offering price per share ($10.13 x 100 / 95.25)*............................................................  $     10.64
                                                                                                                      ===========
CLASS B:
Net asset value and offering price per share ($843,129 / 83,192 shares outstanding)**...............................  $     10.13
                                                                                                                      ===========
NET ASSETS CONSIST OF:
  Capital paid-in...................................................................................................  $25,965,599
  Accumulated net realized loss on investments......................................................................     (810,067)
  Accumulated undistributed net investment loss.....................................................................      (83,081)
  Net unrealized appreciation on investments........................................................................    1,875,389
                                                                                                                      -----------
NET ASSETS..........................................................................................................  $26,947,840
                                                                                                                      ===========

 * On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME
  Interest.................................................................................................            $  853,250
                                                                                                                       ----------
EXPENSES
  Management fee...........................................................................................  $76,790
  Transfer agent fee.......................................................................................   16,602
  Administrative services fee..............................................................................   13,962
  Custodian fees...........................................................................................    7,790
  Blue Sky fees............................................................................................    9,913
  Auditing and accounting fees.............................................................................   20,103
  Shareholder reports......................................................................................    2,268
  Amortization of organization expenses....................................................................      837
  Fund accounting..........................................................................................   12,361
  Trustees' fees...........................................................................................    2,212
  12b-1 service and distribution fees
    Class A................................................................................................   33,885
    Class B................................................................................................    4,082
  Legal....................................................................................................   18,244
  Other....................................................................................................    1,691
                                                                                                                       ----------
                                                                                                                          220,740
Expenses reimbursed by manager.............................................................................               (59,844)
Fees paid indirectly.......................................................................................                (4,256)
                                                                                                                       ----------
  Net expenses.............................................................................................               156,640
                                                                                                                       ----------
Net investment income......................................................................................               696,610
                                                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments.........................................................................                94,129
  Net unrealized appreciation during the period on investments.............................................             1,015,141
                                                                                                                       ----------
    Net gain on investments................................................................................             1,109,270
                                                                                                                       ----------
Net increase in net assets resulting from operations.......................................................            $1,805,880
                                                                                                                       ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        FOR THE
                                                                                                       SIX MONTHS      FOR THE
                                                                                                         ENDED        YEAR ENDED
                                                                                                      DECEMBER 31,     JUNE 30,
                                                                                                      ------------   ------------
                                                                                                         1995*           1995
                                                                                                      ------------   ------------
DECREASE IN NET ASSETS
Operations:
  Net investment income.............................................................................  $   696,610    $  1,732,616
  Net realized gain (loss) on investments...........................................................       94,129      (1,092,548)
  Net unrealized appreciation during the period on investments......................................    1,015,141       1,549,158
                                                                                                      ------------   ------------
    Net income resulting from operations............................................................    1,805,880       2,189,226
                                                                                                      ------------   ------------
CLASS A:
Distributions from
  Net investment income.............................................................................     (679,215 )    (1,697,682)
  In excess of net investment income................................................................      (67,950 )       (81,064)
                                                                                                      ------------   ------------
    Total distributions to Class A shareholders.....................................................     (747,165 )    (1,778,746)
                                                                                                      ------------   ------------
CLASS B:
Distributions from
  Net investment income.............................................................................      (17,395 )       (34,934)
  In excess of net investment income................................................................       (1,930 )        (2,373)
                                                                                                      ------------   ------------
    Total distributions to Class B shareholders.....................................................      (19,325 )       (37,307)
                                                                                                      ------------   ------------
Fund share transactions (Note 9):
  Net decrease resulting from Fund share transactions
    Class A.........................................................................................   (3,253,964 )   (10,413,966)
    Class B.........................................................................................       43,734         261,679
                                                                                                      ------------   ------------
      Net decrease resulting from Fund share transactions...........................................   (3,210,230 )   (10,152,287)
                                                                                                      ------------   ------------
Total decrease in net assets........................................................................   (2,170,840 )    (9,779,114)
NET ASSETS
  Beginning of period...............................................................................   29,118,680      38,897,794
                                                                                                      ------------   ------------
  End of period.....................................................................................  $26,947,840    $ 29,118,680
                                                                                                      ============== ============
Accumulated undistributed net investment loss.......................................................  $   (83,081 )  $    (13,201)
                                                                                                      ============== ============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                               FOR THE SIX
                                              MONTHS ENDED
                                              DECEMBER 31,                          FOR THE YEAR ENDED JUNE 30,
                  CLASS A                     -------------       ---------------------------------------------------------------
          SELECTED PER SHARE DATA                 1995*            1995          1994          1993          1992          1991
                                              -------------       -------       -------       -------       -------       -------
Net asset value, beginning of period........     $  9.76          $  9.60       $ 10.17       $  9.94       $  9.60       $  9.59
                                              -------------       -------       -------       -------       -------       -------
  Income from investment operations
  Net investment income(a)..................         .25              .48           .57           .60           .59           .57
  Net gain (loss) on investments (both
    realized and unrealized)................         .39              .19          (.48)          .31           .41           .12
                                              -------------       -------       -------       -------       -------       -------
    Total from investment operations........         .64              .67           .09           .91          1.00           .69
                                              -------------       -------       -------       -------       -------       -------
  Less distributions from
  Net investment income.....................         .25              .48           .57           .60           .59           .57
  In excess of net investment income........         .02              .03            --            --           .06           .06
  Net realized gain.........................          --               --           .09           .08           .01           .05
                                              -------------       -------       -------       -------       -------       -------
    Total distributions.....................         .27              .51           .66           .68           .66           .68
                                              -------------       -------       -------       -------       -------       -------
Net asset value, end of period..............     $ 10.13          $  9.76       $  9.60       $ 10.17       $  9.94       $  9.60
                                              ===============     =======       =======       =======       =======       =======
Total return(%).............................        6.71(b)          7.21(c)        .77(c)       9.48(c)      10.76(c)       7.52(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....     $26,105          $28,351       $38,406       $42,739       $35,995       $21,527
Ratio of expenses to average daily net
  assets
  With expense reimbursement and
    fees paid indirectly(%)(d)..............        1.10(e)          1.10          1.10          1.10          1.10          1.07
  Without expense reimbursement and
    fees paid indirectly(%)(d)..............        1.56(e)          1.30          1.24          1.31          1.54          2.17
Ratio of net investment income to
  average daily net assets(%)(a)............        5.01(e)          5.08          6.65          6.06          6.00          5.89
Portfolio turnover rate(%)..................          55(e)            65            68            57            62            97

                                                                                                                 FOR THE PERIOD
                                                                         FOR THE             FOR THE              APRIL 1, 1994
                                                                        YEAR ENDED          YEAR ENDED          (COMMENCEMENT) TO
                                                                         JUNE 30,          DECEMBER 31,             JUNE 30,
                               CLASS B                                  ----------         ------------         -----------------
                       SELECTED PER SHARE DATA                            1995*                1995                   1994
                                                                        ----------         ------------         -----------------
Net asset value, beginning of period..................................   $   9.76            $   9.60                $  9.69
                                                                        ----------         ------------               ------
  Income from investment operations
  Net investment income(a)............................................        .21                 .41                    .11
  Net gain (loss) on investments (both realized and unrealized).......        .40                 .19                   (.06)
                                                                        ----------         ------------               ------
    Total from investment operations..................................        .61                 .60                    .05
                                                                        ----------         ------------               ------
  Less distributions from
  Net investment income...............................................        .21                 .41                    .11
  In excess of net investment income..................................        .03                 .03                    .03
                                                                        ----------         ------------               ------
    Total distributions...............................................        .24                 .44                    .14
                                                                        ----------         ------------               ------
Net asset value, end of period........................................   $  10.13            $   9.76                $  9.60
                                                                        ============       ==============       ==============
Total return(%).......................................................       6.31(b)             6.42(c)                 .55(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............................   $    843            $    767                $   492
Ratio of expenses to average daily net assets
  With expense reimbursement and fees paid indirectly(%)(d)...........       1.85(e)             1.85                   1.85(e)
  Without expense reimbursement and fees paid indirectly(%)(d)........       2.31(e)             2.05                   1.99(e)
Ratio of net investment income to average daily net assets(%)(a)......       4.26(e)             4.33                   5.90(e)
Portfolio turnover rate(%)............................................         55(e)               65                     68
(a)   Net investment income is net of expenses reimbursed by manager.
(b)   Total return represents aggregate total return and does not reflect a sales charge.
(c)   Total return does not reflect a sales charge.
(d)   Beginning in July 1995, total expenses include fees paid indirectly through an expense offset arrangement.
(e)   Annualized.
 *    Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mackenzie National Municipal Fund (the Fund) is a series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates.

     a. Securities valuation -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     b. Securities transactions and investment income -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

     c. Federal income taxes -- The Fund is a separate taxable entity and intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income and excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $144,000 as of June 30, 1995 which may be applied against any realized net taxable gains of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryforward expires $59,000 in 1997 and $85,000 in 2003.

     d. Distributions to shareholders -- Normally, distributions from net investment income are declared monthly and net realized capital gains, if any, are declared semi-annually. In addition, distributions to Class A shareholders are declared daily at the rate per share of the excess of 12b-1 fees of Class B shares over Class A shares. Distributions are paid at the earlier of redemption or the designated monthly or semi-annual date.

     e. Deferred organization expenses -- Expenses incurred by the Fund in connection with its issuing Class B shares have been deferred and are being amortized on a straight-line basis over a five year period.

     f. Reclassifications -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     Certain per share amounts in the 1992 and 1991 financial highlights have been reclassified to conform with the 1995 presentation.

     g. Fees paid indirectly -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out of pocket expenses. For the period, custody fees were reduced $4,256 under this arrangement.

2. MANAGEMENT AND DISTRIBUTION

     The Fund pays Mackenzie Investment Management Inc. (MIMI) a monthly management fee at the annual rate of .55% of its average daily net assets.

     Mackenzie Ivy Funds Distribution, Inc. (MIFDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares and, as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1995, the net amount of underwriting discount retained by MIFDI was $1,298.

     If the Fund's total expenses in any fiscal year exceed the permissible limits applicable to the Fund in any state in which its shares are then qualified for sale, MIMI will bear the excess expenses. The most restrictive state expense limitation provision limits a fund's annual expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and other expenses subject to approval by state securities administrators) to 2.5% of the first $30 million of the average daily net assets; 2.0% of the next $70 million of the average daily net assets; and 1.5% of the remaining average daily net assets. Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of .85% of its average daily net assets. The voluntary expense limitation may be terminated or revised at any time on 30 days notice to shareholders. Expenses reimbursed by manager reflected in the Statement of Operations consist of a voluntary reimbursement of $59,844.

3. ADMINISTRATIVE SERVICES

     MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees is reflected as Administrative services fee in the Statement of Operations.

4. FUND ACCOUNTING SERVICES

     MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus telephone, delivery and other out-of-pocket expenses. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,000 when net assets are $20 million and under; $1,500 when net assets are over $20 million to $75 million; $4,000 when net assets are over $75 million to $100 million; and $6,000 when net assets are over $100 million. Such fee and expenses are reflected as Fund accounting in the Statement of Operations.

5. TRANSFER AGENCY AND SHAREHOLDER SERVICE

     Mackenzie Ivy Investor Services Corp. (MIISC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. The Fund pays a monthly fee at an annual rate of $20.75 per open account and $4.36 per account that is closed. In addition, the Fund pays certain out-of-pocket expenses. Such fees and expenses are reflected as Transfer agent in the Statement of Operations.

6. DISTRIBUTION PLANS

     Under Service and Distribution Plans, the Fund reimburses MIFDI for service fee payments made to brokers at an annual rate of .25% of its average daily net assets. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average daily net asset value of Class B shares. MIFDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees are reflected as 12b-1 service and distribution fees in the Statement of Operations.

7. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

8. SUBSEQUENT EVENT

     On January 1, 1996, under a Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, approved by the Fund's Board December 2, 1995, the Fund discontinued its practice of declaring daily a dividend to Class A shares at the rate per share of the excess 12b-1 fees of Class B shares over Class A shares. As a result of this change, the net asset value per share of Class A and Class B are expected to differ.

9. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                SIX MONTHS ENDED             YEAR ENDED
                               DECEMBER 31, 1995            JUNE 30, 1995
                             ----------------------   -------------------------
          CLASS A             SHARES      AMOUNT        SHARES        AMOUNT
---------------------------  --------   -----------   ----------   ------------
Sold.......................    79,375   $   790,006      535,305   $  5,065,584
Issued on reinvestment of
 distributions.............    37,270       367,674       82,259        780,601
Repurchased................  (446,121)   (4,411,644)  (1,714,631)   (16,260,151)
                             --------   -----------   ----------   ------------
Net decrease...............  (329,476)  $(3,253,964)  (1,097,067)  $(10,413,966)
                             ========== ============= ============ ==============

                                SIX MONTHS ENDED             YEAR ENDED
                                DECEMBER 31, 1995           JUNE 30, 1995
                               -------------------     -----------------------
           CLASS B             SHARES      AMOUNT      SHARES         AMOUNT
-----------------------------  ------     --------     -------       ---------
Sold.........................   6,477     $ 63,000      40,698       $ 393,357
Issued on reinvestment of
 distributions...............     637        6,288       2,030          19,267
Repurchased..................  (2,579)     (25,554)    (15,353)       (150,945)
                               ------     --------     -------       ---------
Net increase.................   4,535     $ 43,734      27,375       $ 261,679
                               =======    ==========   ========      ===========

MNMF-3-296

DECEMBER 31, 1995                                               [MACKENZIE LOGO]


MACKENZIE CALIFORNIA MUNICIPAL FUND


SEMI-ANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Mackenzie Investment Management Inc.
Via Mizner Financial Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111


Dear Shareholder:

         Over the latter part of 1995 the municipal bond market remained relatively unchanged as the Federal Reserve sought to manage interest rates and ongoing government budget concerns seemed to dampen investor enthusiasm.
         For the most part, longer term municipal bonds tracked the movements in the U.S. treasury market. There was very little movement in yields, up or down.
         In response to the interest rate environment and bond market conditions, we extended the average maturity of Mackenzie California Municipal Fund. However, we resisted going beyond the intermediate maturity range because of our conviction that the slightly higher yield of long-term bonds does not justify the additional interest rate and market risks. By taking an active management position with the Fund, we followed a disciplined approach in seeking to balance the pursuit of yield with an acceptable level of risk.
         At the same time, we have remained focused on portfolio quality. The emphasis on investment grade bonds continues. As in the past, the Fund manager avoids the purchase of derivative products.
         With respect to 1996 being an election year, we believe that the municipal market has already taken the issue of tax reform, and its impact, into consideration. A further point to be made, is that regardless of what may happen with tax reform most experts feel that it will reflect a more moderate rather than an extreme adjustment.
         We believe that the current interest rate environment, low inflationary pressures and prospects for economic growth will continue to provide the municipal market with stability and predictability in the future.
         As always we will continue to take an active role in the management of Mackenzie California Municipal Fund in order to seek as high a yield as possible without compromising our commitment to minimizing risk.

Sincerely,


/s/ Michael G. Landry
---------------------------------------
Michael G. Landry
President


MACKENZIE CALIFORNIA MUNICIPAL FUND IS PRIMARILY INVESTED IN HIGH QUALITY BONDS.
    THE MANAGER STRESSES NON-CALLABLE BONDS TO PROVIDE THE FUND WITH CALL PROTECTION AND REDUCES VOLATILITY THROUGH DIVERSIFICATION BY ISSUE TYPE, LOCAL
            GOVERNMENTS AND AGENCY ISSUERS, LOCATION AND PURPOSE.


    BOARD OF TRUSTEES                     OFFICERS                         TRANSFER AGENT                      MANAGER
  John S. Anderegg, Jr.         Michael G. Landry, President           Mackenzie Ivy Investor            Mackenzie Investment
     Paul H. Broyhill         Keith J. Carlson, Vice President             Services Corp.                  Management Inc.
     Stanley Channick               C. William Ferris,                     P.O. Box 3022                    Boca Raton, FL
  Frank W. DeFriece, Jr.            Secretary/Treasurer              Boca Raton, FL 33431-0922
      Roy J. Glauber                                                       1-800-777-6472                    DISTRIBUTOR
    Michael G. Landry                    CUSTODIAN                                                       Mackenzie Ivy Funds
   Joseph G. Rosenthal         Brown Brothers Harriman & Co.                  AUDITORS                    Distribution, Inc.
     J. Brendan Swan                     Boston, MA                   Coopers & Lybrand L.L.P.        Via Mizner Financial Plaza
                                                                        Fort Lauderdale, FL           700 South Federal Highway
      LEGAL COUNSEL                                                                                      Boca Raton, FL 33432
  Dechert Price & Rhoads
        Boston, MA


MACKENZIE CALIFORNIA MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)

    RATINGS
----------------
  MOODY'S/S&P                              MUNICIPAL BONDS AND NOTES -- 97.4%                            PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
A        A-       Bakersfield California Hospital Revenue, 6.50%, 01/01/22.............................  $2,000,000   $ 2,076,980
Baa      BBB+     Berkeley California Health Facilities Revenue (Alta Bates Medical Center), 6.55%,
                    12/02/22...........................................................................   1,000,000     1,016,870
NR       A-       California Health Facilities Authority (Pomona Valley Community Hospital), 7.00%,
                    01/01/17...........................................................................   1,000,000     1,021,320
NR       AA-      California Health Facilities Authority (Stanford University), 7.20%, 11/01/96
                    (Pre-refunded).....................................................................       5,000         5,248
NR       A+       California Health Facilities Authority (Methodist Hospital), 7.25%, 02/01/99
                    (Pre-refunded).....................................................................     150,000       166,495
Aa       AA-      California Housing Finance Authority, 6.90%, 08/01/16................................     100,000       102,648
A2       A+       California Pollution Control Financing Authority, 7.20%, 09/01/15....................       5,000         5,175
A2       A+       California Pollution Control Financing Authority, 6.85%, 12/01/08....................     500,000       535,885
A1       A        California State (GO)(NC), 6.75%, 05/01/02...........................................     500,000       562,960
A1       A        California State (GO)(NC), 9.50%, 05/01/03...........................................     500,000       648,185
A1       A+       California State (GO)(NC), 9.50%, 02/01/10...........................................   1,000,000     1,410,650
A1       A-       California State Public Works Board Revenue, 7.375%, 04/01/06........................       5,000         5,606
A        A-       California State Public Works Board Revenue (NC), 8.35%, 12/01/99....................     500,000       570,220
A1       AA-      Clovis Unified School District (GO)(NC), 10.90%, 08/01/99............................     475,000       580,678
NR       NR       Costa Mesa City Hall, 7.50%, 10/01/97 (Pre-refunded).................................      50,000        53,021
Baa      BBB      Dixon California Redevelopment Agency, 7.30%, 09/01/19...............................     500,000       579,310
Baa      BBB      Dixon Redevelopment Agency, 7.35%, 09/01/24..........................................     500,000       580,555
Baa      BBB-     Foothill/Eastern Transportation Corridor Agency, California Toll Road Revenue (NC),
                    0.00%, 01/01/24....................................................................   1,000,000       169,920
Aaa      NR       Fontana Redevelopment Agency, 8.00%, 09/01/98 (Pre-refunded).........................      20,000        22,410
NR       BBB      Guam Government (GO), 5.375%, 11/15/13...............................................     500,000       465,465
NR       BBB      Guam Power Authority Revenue Series A, 6.625%, 10/01/14..............................     450,000       473,094
NR       BBB      Hawaiian Gardens California Redevelopment Agency, 0.00%, 12/01/16....................   1,000,000       270,560
NR       BBB      Inglewood California Redevelopment Agency, 6.125%, 07/01/23..........................     500,000       505,920
NR       A+       Irvine Ranch Water District Power Agency, 7.80%, 02/15/08............................      25,000        26,875
Baa      NR       Irwindale California Community Redevelopment Agency, 6.60%, 08/01/18.................   1,300,000     1,384,825
A        NR       Kern High School District (GO)(NC), 7.00%, 08/01/06..................................     700,000       819,140
A        NR       Kern High School District (GO)(NC), 7.00%, 08/01/10..................................     165,000       194,984
Aaa      AAA      Kern High School District (GO)(NC), 9.00%, 08/01/06..................................     680,000       912,179
NR       BBB      Long Beach Aquarium of the Pacific, California, 6.125%, 07/01/23.....................     750,000       751,530
Aaa      AAA      Los Angeles Convention & Exhibition Center, 9.00%, 12/01/05 (Pre-refunded)...........       5,000         6,737
Aa       AA-      Los Angeles Department of Water & Power, 9.00%, 02/01/02.............................     500,000       616,245
Aa       AA-      Los Angeles Department of Water & Power, 9.00%, 09/01/04.............................   1,000,000     1,282,190
Aa       AA-      Los Angeles Department of Water & Power, 7.10%, 01/15/01 (Pre-refunded)..............     600,000       678,690
Aa       AA       Los Angeles Department of Water & Power, 7.625%, 08/01/97 (Pre-refunded).............      20,000        21,638
NR       AAA      Los Angeles Harbor Department Revenue, 7.60%, 10/01/18, (Escrowed to Maturity).......     205,000       237,784
NR       AAA      Los Angeles State Building Authority, 7.50%, 03/01/98 (Pre-refunded).................       5,000         5,465
Aaa      AAA      Los Angeles Waste Water System Revenue (NC)(MBIA Insured), 8.80%, 06/01/00...........     500,000       590,725
Aaa      AAA      Los Angeles Waste Water System Revenue (NC)(MBIA Insured), 8.50%, 06/01/01...........     500,000       598,045
Baa1     A-       Los Angeles County Certificate of Participation -- (Disney Parking Project) (NC),
                    0.00%, 09/01/06....................................................................   2,000,000     1,028,460
Aaa      AAA      Los Angeles County Certificate of Participation Sheriff's Training Academy,
                    7.75%, 07/01/96 (Pre-refunded).....................................................      25,000        26,000
Baa1     A-       Los Angeles County California Certificate of Participation (NC), 0.00%, 09/01/15.....   1,000,000       277,170
A1       A+       Modesto Irrigation District Certificate of Participation, 7.25%, 10/01/15............     110,000       114,913
NR       AAA      Morgan Hill California Redevelopment Agency (FHA Insured), 6.45%, 12/01/27...........   1,000,000     1,038,180
Aaa      AAA      Oakland Redevelopment Agency (AMBAC Insured), 7.40%, 05/01/07........................     100,000       108,841
Aaa      AAA      Oxnard Public Facilities Corporation Certificate of Participation (AMBAC Insured),
                    7.50%, 09/01/99 (Pre-refunded).....................................................     140,000       155,862
Aaa      AAA      Palomar Pomerado California Health Systems (NC), 0.00%, 11/01/03.....................     500,000       346,195
Baa1     NR       Perris California High School District Certificate of Participation, 5.85%,
                    09/01/11...........................................................................   2,000,000     2,020,400
Aa       NR       Piedmont Unified School District (GO), 0.00%, 08/01/13...............................   1,000,000       367,830
Aaa      AAA      Pleasant Hill California Redevelopment (CGIC Insured), 6.90%, 07/01/21...............   1,000,000     1,099,600
NR       AA-      Pleasanton School District (GO)(NC), 9.25%, 08/01/99.................................     200,000       233,602
Baa1     A        Puerto Rico Commonwealth (GO)(NC), 0.00%, 07/01/04...................................     500,000       333,730
Baa1     A        Puerto Rico Public Buildings Authority Revenue, 6.60%, 07/01/04......................     100,000       110,880
NR       BBB-     Puerto Rico Educational Facility (Polytechnic University), 5.70%, 08/01/13...........     250,000       247,523
Aaa      AAA      Rancho Cucamonga Redevelopment Agency (FGIC Insured), 7.70%, 05/01/98
                    (Pre-refunded).....................................................................      35,000        37,927
A        A        Riverside County Certificate of Participation, 7.75%, 12/01/03.......................      30,000        31,572
Aaa      AAA      Salinas California Redevelopment Agency (CGIC Insured), 0.00%, 11/01/22..............   2,000,000       395,600
Aa3      A+       San Diego Industrial Development Revenue (San Diego Gas & Electric), 7.625%,
                    07/01/21...........................................................................     495,000       512,602

                      (See Notes to Financial Statements)

MACKENZIE CALIFORNIA MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED) (CONTINUED)

    RATINGS
----------------
  MOODY'S/S&P                                   MUNICIPAL BONDS AND NOTES                                PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
Aaa      NR       San Diego County Certificate of Participation, 7.875%, 08/01/97 (Pre-refunded).......  $   35,000   $    37,871
Aaa      AAA      San Jose Certificate of Participation, 7.875%, 09/01/96 (Pre-refunded)...............      35,000        36,654
Aaa      AAA      Santa Clara Certificate of Participation (NC)(MBIA Insured), 7.75%, 02/01/02.........   1,000,000     1,173,860
NR       A+       Santa Clara Electric Revenue, 7.80%, 07/01/10........................................      35,000        36,363
NR       AAA      Santa Clara County Certificate of Participation (American Baptist Homes),
                    8.00%, 03/01/98 (Pre-refunded).....................................................      20,000        22,067
A1       A+       Santa Cruz Hospital Revenue (Dominican), 7.00%, 12/01/13.............................     100,000       106,500
NR       A        Santa Rosa Insured Revenue (Episcopal Homes) (California Mortgage Insurance), 7.125%,
                    06/01/14...........................................................................     250,000       258,278
NR       BBB      Snowline Joint Unified School District Certificate of Participation, 7.25%,
                    04/01/18...........................................................................     750,000       808,972
Aa       A+       Southern California Public Power Authority (NC), 0.00%, 07/01/14.....................   2,500,000       904,500
Aa       A+       Southern California Public Power Authority (NC), 0.00%, 07/01/15.....................   2,000,000       682,200
Aaa      A-       Suisun City Redevelopment Agency, 7.25%, 04/01/00 (Pre-refunded).....................     985,000     1,105,869
NR       BBB      Tracy Certificates of Participation (I-205 Improvement), 7.00%, 10/01/27.............   1,000,000     1,059,890
Aaa      AAA      University of California Housing System Revenue (NC) (MBIA Insured), 8.00%,
                    11/01/00...........................................................................     500,000       581,660
NR       BBB+     University of California at Los Angeles Parking Revenue, 7.75%, 11/01/96
                    (Pre-refunded).....................................................................      60,000        63,282
Aaa      AAA      Walnut Valley USD (MBIA Insured)(GO)(NC), 8.75%, 08/01/10............................   1,000,000     1,391,440
Aaa      AAA      Walnut Valley USD (AMBAC Insured)(GO)(NC), 9.00%, 08/01/06...........................     800,000     1,076,328
Baa1     NR       Yuba City Unified School District Certificate of Participation
                    (Andros Karperos School), 6.70%, 02/01/13..........................................     650,000       678,964
                                                                                                                      -----------
                  TOTAL INVESTMENTS -- 97.4% (COST -- $35,661,915)*....................................                38,467,812
                  OTHER ASSETS, LESS LIABILITIES -- 2.6%...............................................                 1,026,126
                                                                                                                      -----------
                  NET ASSETS -- 100%...................................................................               $39,493,938
                                                                                                                      ===========
                  *Cost is approximately the same for Federal income tax purposes.
                  FEDERAL INCOME TAX INFORMATION:
                  At December 31, 1995, net unrealized appreciation based on cost for financial statement and
                    Federal income tax purposes is as follows:
                    Gross unrealized appreciation......................................................               $ 2,820,302
                    Gross unrealized depreciation......................................................                   (14,405)
                                                                                                                      -----------
                  Net unrealized appreciation..........................................................               $ 2,805,897
                                                                                                                      ===========
                  OTHER INFORMATION:
                  Purchases and sales of municipal securities aggregated $8,737,510 and $9,967,647, respectively, for the period ended December 31, 1995.
                 AMBAC  --   AMBAC Indemnity Corporation
                 CGIC   --   Capital Guaranty Insurance Company
                 FGIC   --   Financial Guaranty Insurance Company
                 FHA    --   Federal Housing Authority
                 GO     --   General Obligation
                 MBIA   --   Municipal Bond Insurance Association
                 NC     --   Non Callable

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $35,661,915)..............................................................  $38,467,812
Cash................................................................................................................      273,058
Receivables
  Fund shares sold..................................................................................................       28,887
  Interest..........................................................................................................      722,520
  Manager for expense reimbursement.................................................................................       17,820
Deferred organization expenses......................................................................................        5,983
Other assets........................................................................................................       11,924
                                                                                                                      -----------
  Total assets......................................................................................................   39,528,004
                                                                                                                      -----------
LIABILITIES
Payables:
  Management fee....................................................................................................       18,371
  12b-1 service and distribution fees...............................................................................        9,078
  Administrative services fee.......................................................................................        3,340
  Fund accounting...................................................................................................        1,500
  Transfer agent....................................................................................................        1,777
                                                                                                                      -----------
  Total liabilities.................................................................................................       34,066
                                                                                                                      -----------
NET ASSETS..........................................................................................................  $39,493,938
                                                                                                                      ===========
CLASS A:
Net asset value and redemption price per share ($38,345,337 / 3,664,474 shares outstanding).........................  $     10.46
                                                                                                                      ===========
Maximum offering price per share ($10.46 x 100 / 95.25)*............................................................  $     10.98
                                                                                                                      ===========
CLASS B:
Net asset value and offering price per share ($1,148,601 / 109,762 shares outstanding)**............................  $     10.46
                                                                                                                      ===========
NET ASSETS CONSIST OF:
  Capital paid-in...................................................................................................  $37,078,823
  Accumulated net realized loss on investments......................................................................     (288,922)
  Accumulated net investment loss...................................................................................     (101,860)
  Net unrealized appreciation on investments........................................................................    2,805,897
                                                                                                                      -----------
NET ASSETS..........................................................................................................  $39,493,938
                                                                                                                      ===========

 * On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME
  Interest................................................................................................             $1,229,172
                                                                                                                       ----------
EXPENSES
  Management fee..........................................................................................  $110,281
  Transfer agent..........................................................................................    12,273
  Administrative services fee.............................................................................    20,051
  Custodian fees..........................................................................................     7,217
  Blue Sky fees...........................................................................................     7,865
  Auditing and accounting fees............................................................................    19,972
  Shareholder reports.....................................................................................     1,872
  Amortization of organization expenses...................................................................       922
  Fund accounting.........................................................................................    11,690
  Trustees' fees..........................................................................................     2,212
  12b-1 service and distribution fees
    Class A...............................................................................................    48,748
    Class B...............................................................................................     5,518
  Legal...................................................................................................    16,477
  Other...................................................................................................     1,698
                                                                                                                       ----------
                                                                                                                          266,796
  Expenses reimbursed by manager..........................................................................                (38,252)
  Fees paid indirectly....................................................................................                 (3,840)
                                                                                                                       ----------
  Net expenses............................................................................................                224,704
                                                                                                                       ----------
Net investment income.....................................................................................              1,004,468
                                                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments........................................................................                401,766
  Net unrealized appreciation during the period on investments............................................              1,170,672
                                                                                                                       ----------
    Net gain on investments...............................................................................              1,572,438
                                                                                                                       ----------
Net increase in net assets resulting from operations......................................................             $2,576,906
                                                                                                                       ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       FOR THE
                                                                                                      SIX MONTHS        FOR THE
                                                                                                        ENDED         YEAR ENDED
                                                                                                     DECEMBER 31,      JUNE 30,
                                                                                                     ------------     -----------
                                                                                                        1995*            1995
                                                                                                     ------------     -----------
DECREASE IN NET ASSETS
Operations:
  Net investment income............................................................................  $ 1,004,468      $1,994,895
  Net realized gain (loss) on investments..........................................................      401,766        (809,513)
  Net unrealized appreciation during the period on investments.....................................    1,170,672       1,608,795
                                                                                                     ------------     -----------
    Net increase resulting from operations.........................................................    2,576,906       2,794,177
                                                                                                     ------------     -----------
CLASS A:
Distributions from
  Net investment income............................................................................     (980,850)     (1,970,835)
  In excess of net investment income...............................................................      (81,075)        (74,599)
                                                                                                     ------------     -----------
    Total distributions to Class A shareholders....................................................   (1,061,925)     (2,045,434)
                                                                                                     ------------     -----------
CLASS B:
Distributions from
  Net investment income............................................................................      (23,618)        (24,060)
  In excess of net investment income...............................................................       (2,098)             --
                                                                                                     ------------     -----------
    Total distributions to Class B shareholders....................................................      (25,716)        (24,060)
                                                                                                     ------------     -----------
Fund share transactions (Note 10):
  Net decrease resulting from Fund share transactions
    Class A........................................................................................   (2,064,171)     (3,153,266)
    Class B........................................................................................      112,568         847,991
                                                                                                     ------------     -----------
      Net decrease resulting from Fund share transactions..........................................   (1,951,603)     (2,305,275)
                                                                                                     ------------     -----------
Total decrease in net assets.......................................................................     (462,338)     (1,580,592)
NET ASSETS
  Beginning of period..............................................................................   39,956,276      41,536,868
                                                                                                     ------------     -----------
  End of period....................................................................................  $39,493,938      $39,956,276
                                                                                                     ============     ===========
Accumulated undistributed net investment loss......................................................  $  (101,860)     $  (18,687)
                                                                                                     ============     ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                     FOR THE SIX
                                     MONTHS ENDED
                                     DECEMBER 31,                               FOR THE YEAR ENDED JUNE 30,
CLASS A                              ------------         -----------------------------------------------------------------------
SELECTED PER SHARE DATA                 1995*              1995            1994            1993            1992            1991
                                     ------------         -------         -------         -------         -------         -------
Net asset value, beginning of
  period...........................    $  10.08           $  9.91         $ 10.44         $ 10.29         $  9.94         $  9.90
                                     ------------         -------         -------         -------         -------         -------
  Income from investment operations
  Net investment income(a).........         .26               .49             .59             .58             .52             .54
  Net gain (loss) on investments
    (both realized and
    unrealized)....................         .40               .19            (.48)            .35             .51             .19
                                     ------------         -------         -------         -------         -------         -------
    Total from investment
      operations...................         .66               .68             .11             .93            1.03             .73
                                     ------------         -------         -------         -------         -------         -------
  Less distributions from
  Net investment income............         .26               .49             .59             .60             .52             .54
  In excess of net investment
    income.........................         .02               .02              --              --             .07             .06
  Net realized gain................          --                --             .05             .18             .09             .09
                                     ------------         -------         -------         -------         -------         -------
    Total distributions............         .28               .51             .64             .78             .68             .69
                                     ------------         -------         -------         -------         -------         -------
Net asset value, end of period.....    $  10.46           $ 10.08         $  9.91         $ 10.44         $ 10.29         $  9.94
                                     ==============       =======         =======         =======         =======         =======
Total return(%)....................        6.66(b)           7.09(c)          .82(c)         9.55(c)        10.80(c)         7.58(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).......................    $ 38,345           $38,963         $41,423         $47,493         $46,288         $30,556
Ratio of expenses to average
  daily net assets
  With expense reimbursement and
    fees paid indirectly(%)(e).....        1.10(d)           1.10            1.10            1.10            1.10            1.07
  Without expense reimbursement and
    fees paid indirectly(%)(e).....        1.31(d)           1.22            1.18            1.20            1.19            1.34
Ratio of net investment income to
  average daily net assets(%)(a)...        5.03(d)           4.94            5.65            5.80            5.66            5.73
Portfolio turnover rate(%).........          45(d)             81              26              91              42              55

                                                                                                                 FOR THE PERIOD
                                                                        FOR THE SIX           FOR THE             APRIL 1, 1994
                                                                        MONTHS ENDED         YEAR ENDED         (COMMENCEMENT) TO
                                                                        DECEMBER 31,          JUNE 30,              JUNE 30,
CLASS B                                                                 ------------         ----------         -----------------
SELECTED PER SHARE DATA                                                    1995*                1995                  1994
                                                                        ------------         ----------         -----------------
Net asset value, beginning of period..................................     $10.08              $ 9.91                 $9.97
                                                                           ------            ----------               -----
  Income from investment operations
  Net investment income(a)............................................        .22                 .43                   .11
  Net gain (loss) on investments (both realized and unrealized).......        .40                 .17                  (.03)
                                                                           ------            ----------               -----
    Total from investment operations..................................        .62                 .60                   .08
                                                                           ------            ----------               -----
  Less distributions from
  Net investment income...............................................        .22                 .43                   .11
  In excess of net investment income..................................        .02                  --                    --
  Net realized gain...................................................         --                  --                   .03
                                                                           ------            ----------               -----
    Total distributions...............................................        .24                 .43                   .14
                                                                           ------            ----------               -----
Net asset value, end of period........................................     $10.46              $10.08                 $9.91
                                                                        ==============       ============       =================
Total return(%).......................................................       6.26(b)             6.30(c)                .82(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............................     $1,149              $  993                 $ 114
Ratio of expenses to average daily net assets
  With expense reimbursement and fees paid indirectly(%)(e)...........       1.85(d)             1.85                  1.85(d)
  Without expense reimbursement and fees paid indirectly(%)(e)........       2.06(d)             1.97                  1.93(d)
Ratio of net investment income to average daily net assets(%)(a)......       4.28(d)             4.19                  4.90(d)
Portfolio turnover rate(%)............................................         45(d)               81                    26
(a)   Net investment income is net of expenses reimbursed by manager.
(b)   Total return represents aggregate total return and does not reflect a sales charge.
(c)   Total return does not reflect a sales charge.
(d)   Annualized.
(e)   Beginning in July 1995, total expenses include fees paid indirectly through an expense offset arrangement.
 *    Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mackenzie California Municipal Fund (the Fund) is a series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates.

     a. Securities valuation -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     b. Securities transactions and investment income -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

     c. Federal income taxes -- The Fund is a separate taxable entity and intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income and excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $445,000 as of June 30, 1995 which may be applied against any realized net taxable gains of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryforward expires in 2003.

     d. Distributions to shareholders -- Normally, distributions from net investment income are declared monthly and net realized capital gains, if any, are declared semi-annually. In addition, distributions to Class A shareholders are declared daily at the rate per share of the excess of 12b-1 fees of Class B shares over Class A shares. Distributions are paid at the earlier of redemption or the designated monthly or semi-annual date.

     e. Deferred organization expenses -- Expenses incurred by the Fund in connection with its issuing Class B shares have been deferred and are being amortized on a straight-line basis over a five year period.

     f. Reclassifications -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     Certain per share amounts in the 1994, 1992 and 1991 financial highlights have been reclassified to conform with the 1995 presentation.

     g. Fees paid indirectly -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out of pocket expenses. For the period, custody fees were reduced by $3,840 under this arrangement.

2. MANAGEMENT AND DISTRIBUTION

     The Fund pays Mackenzie Investment Management Inc. (MIMI) a monthly management fee at the annual rate of .55% of its average daily net assets.

     Mackenzie Ivy Funds Distribution, Inc. (MIFDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares and, as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1995, the net amount of underwriting discount retained by MIFDI was $776.

     If the Fund's total expenses in any fiscal year exceed the permissible limits applicable to the Fund in any state in which its shares are then qualified for sale, MIMI will bear the excess expenses. The most restrictive state expense limitation provision limits a fund's annual expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and other expenses subject to approval by state securities administrators) to 2.5% of the first $30 million of the average daily net assets; 2.0% of the next $70 million of the average daily net assets; and 1.5% of the remaining average daily net assets. Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of .85% of its average daily net assets. The voluntary expense limitation may be terminated or revised at any time. Expenses reimbursed by manager reflected in the Statement of Operations consist of voluntary reimbursements of $38,252.

3. ADMINISTRATIVE SERVICES

     MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fee is reflected as Administrative services fee in the Statement of Operations.

4. FUND ACCOUNTING SERVICES

     MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus telephone, delivery and other out-of-pocket expenses. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,000 when net assets are $20 million and under; $1,500 when net assets are over $20 million to $75 million; $4,000 when net assets are over $75 million to $100 million; and $6,000 when net assets are over $100 million. Such fee and expenses are reflected as Fund accounting in the Statement of Operations.

5. TRANSFER AGENCY AND SHAREHOLDER SERVICE

     Mackenzie Ivy Investor Services Corp. (MIISC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. The Fund pays a monthly fee at an annual rate of $20.75 per open account and $4.36 per account that is closed. In addition, the Fund pays certain out-of-pocket expenses. Such fees and expenses are reflected as Transfer agent in the Statement of Operations.
6. DISTRIBUTION PLANS

     Under Service and Distribution Plans, the Fund reimburses MIFDI for service fee payments made to brokers at an annual rate of .25% of its average daily net assets. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average daily net asset value of Class B shares. MIFDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees are reflected as 12b-1 service and distribution fees in the Statement of Operations.

7. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

8. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

9. SUBSEQUENT EVENT

     On January 1, 1996, under a Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, approved by the Fund's Board December 2, 1995, the Fund discontinued its practice of declaring daily a dividend to Class A shares at the rate per share of the excess 12b-1 fees of Class B shares over Class A shares. As a result of this change, the net asset value per share of Class A and Class B are expected to differ.

10. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                SIX MONTHS ENDED             YEAR ENDED
                               DECEMBER 31, 1995            JUNE 30, 1995
                             ----------------------   -------------------------
          CLASS A             SHARES      AMOUNT        SHARES        AMOUNT
---------------------------  --------   -----------   ----------   ------------
Sold.......................    57,641   $   581,680      669,257   $  6,416,826
Issued on reinvestment of
 distributions.............    51,144       520,483       94,364        925,974
Repurchased................  (309,684)   (3,166,334)  (1,079,814)   (10,496,066)
                             --------   -----------   ----------   ------------
Net decrease...............  (200,899)  $(2,064,171)    (316,193)  $ (3,153,266)
                             ========== ============= ============ ==============

                                SIX MONTHS ENDED              YEAR ENDED
                               DECEMBER 31, 1995            JUNE 30, 1995
                              --------------------      ----------------------
          CLASS B             SHARES       AMOUNT       SHARES        AMOUNT
----------------------------  ------      --------      -------      ---------
Sold........................  9,597       $ 96,423       95,956      $ 938,462
Issued on reinvestment of
 distributions..............  2,070         21,079        1,929         18,233
Repurchased.................   (478 )       (4,934)     (10,797)      (108,704)
                              ------      --------      -------      ---------
Net increase................  11,189      $112,568       87,088      $ 847,991
                              =======     ==========    ========     ===========

MCAMF-3-296

DECEMBER 31, 1995                                               [MACKENZIE LOGO]


MACKENZIE LIMITED TERM MUNICIPAL FUND


SEMI-ANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Mackenzie Investment Management Inc.
Via Mizner Financial Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111


Dear Shareholder:

         Over the latter part of 1995 the municipal bond market remained relatively unchanged as the Federal Reserve sought to manage interest rates and ongoing government budget concerns seemed to dampen investor enthusiasm.
         With time, the spread has narrowed between short-term municipal yields and short-term treasury yields.
         Against this backdrop, Mackenzie Limited Term Municipal Fund has continued to maintain its short-term position. By taking an active management position with the Fund, we followed a disciplined approach in seeking to balance the pursuit of yield with an acceptable level of risk.
         At the same time, we have remained focused on portfolio quality. The emphasis on investment grade bonds continues. As in the past, the Fund manager avoids the purchase of derivative products.
         With respect to 1996 being an election year, we believe that the municipal market has already taken the issue of tax reform, and its impact, into consideration. A further point to be made, is that regardless of what may happen with tax reform most experts feel that it will reflect a more moderate rather than an extreme adjustment.
         We believe that the current interest rate environment, low inflationary pressures and prospects for economic growth will continue to provide the municipal markets with stability and predictability in the future.
         As always we will continue to take an active role in the management of Mackenzie Limited Term Municipal Fund in order to seek as high a yield as possible without compromising our commitment to minimizing risk.

Sincerely,


/s/ Michael G. Landry
-------------------------------
Michael G. Landry
President


 MACKENZIE LIMITED TERM MUNICIPAL FUND IS PRIMARILY INVESTED IN HIGH QUALITY SHORT-TERM BONDS. THE MANAGER STRESSES NON-CALLABLE BONDS TO PROVIDE THE FUND WITH CALL PROTECTION AND REDUCES VOLATILITY THROUGH DIVERSIFICATION OF PRODUCTS
  BY ISSUE TYPE, LOCAL GOVERNMENTS AND AGENCY ISSUERS, LOCATION AND PURPOSE.


    BOARD OF TRUSTEES                        OFFICERS                          TRANSFER AGENT                       MANAGER
  John S. Anderegg, Jr.            Michael G. Landry, President            Mackenzie Ivy Investor             Mackenzie Investment
     Paul H. Broyhill            Keith J. Carlson, Vice President              Services Corp.                    Management Inc.
     Stanley Channick                  C. William Ferris,                     P.O. Box 3022                      Boca Raton, FL
  Frank W. DeFriece, Jr.               Secretary/Treasurer              Boca Raton, FL 33431-0922
      Roy J. Glauber                                                          1-800-777-6472                     DISTRIBUTOR
    Michael G. Landry                       CUSTODIAN                                                        Mackenzie Ivy Funds
   Joseph G. Rosenthal            Brown Brothers Harriman & Co.                   AUDITORS                    Distribution, Inc.
     J. Brendan Swan                        Boston, MA                   Coopers & Lybrand L.L.P.        Via Mizner Financial Plaza
                                                                           Fort Lauderdale, FL            700 South Federal Highway
      LEGAL COUNSEL                                                                                          Boca Raton, FL 33432
  Dechert Price & Rhoads
        Boston, MA


MACKENZIE LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)

    RATINGS
----------------
  MOODY'S/S&P                              MUNICIPAL BONDS AND NOTES -- 104.8%                           PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  ALABAMA -- 1.2%
A2       NR       Huntsville Alabama Industrial Revenue (TRW Inc. Project), 12.75%, 08/01/02...........  $1,000,000   $ 1,122,750
                                                                                                                      -----------
                  ALASKA -- 4.4%
Aaa      AAA      North Slope Boro Alaska (GO)(NC)(MBIA Insured), 0.00%, 01/01/01......................   5,000,000     4,003,150
                                                                                                                      -----------
                  ARIZONA -- 3.0%
Baa1     A        Maricopa County Arizona School District (GO)(NC), 5.60%, 07/01/03....................     500,000       523,035
Baa1     A        Maricopa County Arizona School District (GO)(NC), 0.00%, 07/01/01....................     750,000       596,077
Baa1     A        Maricopa County Arizona School District (GO)(NC), 0.00%, 07/01/00....................     500,000       407,485
Aa       AA-      Maricopa County Arizona Unified School District (GO)(NC), 7.75%, 07/01/03............   1,000,000     1,203,800
                                                                                                                      -----------
                                                                                                                        2,730,397
                                                                                                                      -----------
                  CALIFORNIA -- 25.5%
A        NR       California Educational Facilities Authority Revenue -- Mills College (NC), 6.30%,
                    09/01/00...........................................................................     450,000       484,933
A1       A        California State (GO)(NC), 7.25%, 08/01/03...........................................   1,500,000     1,752,330
A1       A        California State Revenue (NC) Series B, 8.00%, 12/01/02..............................   1,000,000     1,203,050
A1       A        California State (GO)(NC), 6.75%, 05/01/02...........................................     500,000       562,960
A1       A        California State (GO)(NC), 7.10%, 09/01/02...........................................     500,000       575,070
A1       A+       California State (GO)(NC), 8.00%, 10/01/02...........................................   1,000,000     1,199,390
A1       A        California State (GO)(NC), 9.25%, 03/01/05...........................................     350,000       461,972
Aaa      NR       California State (GO)(NC)(FGIC Insured), 0.00%, 08/01/03.............................   1,000,000       698,740
A1       AA-      Clovis Unified School (GO)(NC), Series A, 10.90%, 08/01/99...........................     250,000       305,620
A1       AA-      Clovis Unified School (GO)(NC), Series B, 0.00%, 08/01/02............................   1,000,000       733,950
Aaa      AAA      Industry California (GO)(FGIC Insured), 8.00%, 07/01/99..............................   1,000,000     1,125,100
Aaa      AAA      Las Virgenes California Municipal Water District, Certificate of Participation
                    (NC)(MBIA Insured), 9.00%, 11/01/99................................................   1,000,000     1,170,000
Aa       AA       Los Angeles Department of Water & Power (NC), 9.00%, 07/15/98........................     500,000       641,095
Aa       AA       Los Angeles Department of Water & Power (NC), 9.00%, 07/15/98........................     400,000       447,196
A1       AA-      Los Angeles County Transit Authority (NC), Series A, 5.10%, 07/01/03.................     620,000       641,874
A        A        Los Angeles County California Certificate of Participation --
                    Disney Parking Project (NC), 0.00%, 09/01/03.......................................     250,000       156,142
A        A        Los Angeles County California Certificate of Participation,
                    Correctional Facility Improvements, 6.90%, 03/01/01................................     500,000       530,120
Aaa      AAA      Monterey California Regional Wastewater Financing Authority (NC) (FSA Insured),
                    0.00%, 06/01/01....................................................................   1,500,000     1,168,215
NR       A-       Mount San Antonio California Community College District (NC), 5.20%, 04/01/00........     500,000       501,850
NR       NR       Orange County California Community Facilities, 7.40%, 08/15/03.......................     500,000       574,190
Aaa      AAA      Palomar Pomerado Health System (NC)(MBIA Insured), 0.00%, 11/01/00...................   1,000,000       809,100
Aaa      AAA      Palomar Pomerado Health System (NC)(MBIA Insured), 0.00%, 11/01/03...................     500,000       346,195
Aaa      AAA      Panama-Buena Vista (GO)(NC)(MBIA Insured), 9.00%, 08/01/00...........................     375,000       448,358
NR       A-       Pomona California Public Financing Authority (NC), 5.625%, 10/01/03..................     500,000       525,090
NR       A        Richmond California Power Financing Authority (NC), 5.20%, 05/15/05..................     500,000       504,775
A        A-       Sacramento California Municipal Utility District (NC), 5.20%, 05/15/02...............     500,000       515,835
A        BBB+     San Francisco California Port Revenue (NC), 9.00%, 07/01/03..........................   1,000,000     1,262,810
A        A        Southern California Public Power Authority, 6.75%, 07/01/01..........................   1,000,000     1,112,890
A        NR       Templeton California Unified School District Certificate of Participation, 5.20%,
                    03/01/05...........................................................................     500,000       504,270
Aa       NR       University of California Regents Certificate of Participation (NC), 10.00%,
                    11/01/03...........................................................................   1,500,000     2,009,070
                                                                                                                      -----------
                                                                                                                       22,972,190
                                                                                                                      -----------
                  COLORADO -- 0.7%
Baa1     NR       El Paso County Colorado School District (GO)(NC), 8.25%, 12/15/04....................     500,000       601,350
                                                                                                                      -----------
                  CONNECTICUT -- 0.7%
Baa      BBB      New Haven Connecticut (GO)(NC), 9.50%, 11/15/03......................................     500,000       621,165
                                                                                                                      -----------
                  FLORIDA -- 8.4%
A1       A+       Dade County School District (GO)(NC), 7.00%, 07/01/99................................     450,000       492,826
NR       AA       East Lee County Florida Water Control District (NC) (Asset Guaranty Insured), 5.50%,
                    11/01/03...........................................................................     200,000       209,842
Aaa      AAA      Hillsborough County Florida Utility (MBIA Insured), 9.75%, 12/01/03..................     100,000       127,523
Aaa      AAA      Jacksonville Port Authority Revenue (NC)(MBIA Insured), 7.625%, 11/01/02.............     550,000       653,691
Aaa      AAA      Jacksonville Port Authority Revenue (NC)(MBIA Insured), 7.625%, 11/01/03.............   1,000,000     1,204,340
Aaa      AAA      Kissimmee Florida Suburban Water & Sewer System Revenue (AMBAC Insured), 5.80%,
                    10/01/02...........................................................................     250,000       268,918

                      (See Notes to Financial Statements)

MACKENZIE LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED) (CONTINUED)

    RATINGS
----------------
  MOODY'S/S&P                                   MUNICIPAL BONDS AND NOTES                                PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
Aaa      AAA      Lee County, Solid Waste (MBIA Insured), 6.80%, 10/01/02..............................  $  800,000   $   904,704
Aaa      AAA      Orange County Florida Tourist Development Tax Revenue (AMBAC Insured),
                    7.25%, 10/01/00 (Pre-refunded).....................................................     300,000       345,093
Aaa      AAA      Pasco County Florida School Board Certificate of Participation (NC) (FSA Insured),
                    6.10%, 08/01/01....................................................................     250,000       272,913
Aaa      AAA      Port St. Lucie Florida Stormwater Utility Revenue, 7.40%, 11/01/00 (Pre-refunded)....     250,000       285,623
Aaa      AAA      Volusia County School Board (NC)(FSA Insured), 10.00%, 08/01/00......................   2,300,000     2,841,627
                                                                                                                      -----------
                                                                                                                        7,607,100
                                                                                                                      -----------
                  GEORGIA -- 0.6%
A1       A+       Savannah Georgia Resource Recovery Authority, 5.95%, 12/01/02........................     500,000       530,700
                                                                                                                      -----------
                  GUAM -- 1.1%
NR       BBB      Guam Government (GO), 5.90%, 09/01/05................................................   1,000,000     1,010,920
                                                                                                                      -----------
                  HAWAII -- 0.6%
Aa       AA       Honolulu City & County (GO)(NC), 7.25%, 07/01/00.....................................     500,000       561,505
                                                                                                                      -----------
                  IDAHO -- 0.8%
NR       BBB+     Boise Idaho Urban Renewal Agency Parking Revenue, 6.00%, 09/01/02....................     700,000       728,371
                                                                                                                      -----------
                  ILLINOIS -- 3.7%
Aaa      AAA      Chicago Public Building Commission (NC)(FGIC Insured), 7.50%, 01/01/99 (Escrowed to
                    Maturity)..........................................................................     800,000       877,600
Aaa      AAA      Metropolitan Pier & Exposition Authority Illinois (NC)(MBIA Insured), 0.00%,
                    12/15/01...........................................................................     500,000       380,315
Aaa      AAA      Will & Kendall Counties Illinois School District (GO)(AMBAC Insured), 5.45%,
                    01/01/05...........................................................................   2,000,000     2,063,980
                                                                                                                      -----------
                                                                                                                        3,321,895
                                                                                                                      -----------
                  IOWA -- 0.7%
Aaa      AAA      Muscatine Iowa Electric, 9.50%, 01/01/04 (Escrowed to Maturity)......................     500,000       640,465
                                                                                                                      -----------
                  KANSAS -- 0.6%
Aaa      AA+      Shawnee County Kansas (GO), 7.30%, 09/01/01 (Pre-refunded)...........................     500,000       575,565
                                                                                                                      -----------
                  KENTUCKY -- 1.5%
Aaa      AAA      Owensboro Kentucky Electric Light & Power Revenue (NC)(AMBAC Insured), 0.00%,
                    01/01/04...........................................................................   2,000,000     1,378,300
                                                                                                                      -----------
                  LOUISIANA -- 3.1%
Aaa      AAA      Louisiana Gas & Fuels (FGIC Insured), 7.25%, 11/15/00................................     500,000       561,150
A3       A        Louisiana State Offshore Terminal Authority (NC), 6.25%, 09/01/04....................   2,000,000     2,205,080
                                                                                                                      -----------
                                                                                                                        2,766,230
                                                                                                                      -----------
                  MAINE -- 1.9%
NR       A+       Maine Municipal Bond Bank, 7.30%, 11/01/99 (Pre-refunded)............................   1,500,000     1,689,885
                                                                                                                      -----------
                  MASSACHUSETTS -- 2.6%
A1       A-       Massachusetts State Industrial Finance Agency -- Mass. Biomedical (NC), 0.00%,
                    08/01/00...........................................................................   1,000,000       799,010
Baa1     NR       Massachusetts State Health & Educational Facilities Authority Revenue -- Holyoke
                    Hospital,
                    6.25%, 07/01/04....................................................................   1,000,000     1,018,330
A        A+       Massachusetts (GO), 6.50%, 07/01/02..................................................     500,000       556,155
                                                                                                                      -----------
                                                                                                                        2,373,495
                                                                                                                      -----------
                  MINNESOTA -- 1.2%
Baa3     NR       International Falls Minnesota Pollution Control Revenue, 7.15%, 05/15/98.............     500,000       526,530
NR       BBB+     Minneapolis Minnesota Community Development, 7.00%, 12/01/03.........................     500,000       530,485
                                                                                                                      -----------
                                                                                                                        1,057,015
                                                                                                                      -----------
                  MISSISSIPPI -- 1.9%
Aaa      AAA      Columbus Mississippi Water and Sewer Revenue (NC)(MBIA Insured), 8.80%, 05/01/02.....     500,000       616,015
NR       AAA      Mississippi Medical Center Educational Building Corporation, University of
                    Mississippi
                    Medical Center Project (NC), 7.00%, 12/01/00.......................................   1,000,000     1,095,840
                                                                                                                      -----------
                                                                                                                        1,711,855
                                                                                                                      -----------
                  NEVADA -- 2.5%
Aaa      AAA      Clark County Nevada Las Vegas Convention (GO)(MBIA Insured), 5.00%, 07/01/04.........   1,000,000     1,024,350
Aaa      AAA      Reno Nevada (GO)(NC)(MBIA Insured), 8.70%, 05/01/99..................................     545,000       620,046
Aaa      AAA      Reno Nevada (GO)(NC)(MBIA Insured), 9.50%, 05/01/98..................................     500,000       559,110
                                                                                                                      -----------
                                                                                                                        2,203,506
                                                                                                                      -----------

                      (See Notes to Financial Statements)

MACKENZIE LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED) (CONTINUED)

    RATINGS
----------------
  MOODY'S/S&P                                   MUNICIPAL BONDS AND NOTES                                PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  NEW HAMPSHIRE -- 0.4%
Aa       AA       New Hampshire State (GO)(NC), 0.00%, 07/01/04........................................  $  500,000   $   330,970
                                                                                                                      -----------
                  NEW YORK -- 5.5%
Baa1     BBB      Metropolitan Transportation Authority New York Service Contract, 7.00%, 07/01/02.....   1,000,000     1,116,100
Baa1     BBB      Metropolitan Transportation Authority New York Service Contract, 7.00%, 07/01/04.....     500,000       548,885
Baa1     A-       New York City (GO)(NC), Series A, 7.00%, 08/01/03....................................     500,000       545,990
Baa1     A-       New York City (GO)(NC), Series D, 5.70%, 08/01/02....................................     750,000       764,377
Baa      BBB-     New York City Health & Hospital Corporation Revenue, 6.00%, 02/15/05.................     750,000       758,865
A        A-       New York State (GO)(NC), 9.875%, 11/15/05............................................     500,000       693,375
Aa       NR       New York State Medical Care Facilities Financing Agency (SONYMA Insured), 6.00%,
                    11/15/02...........................................................................     500,000       539,620
                                                                                                                      -----------
                                                                                                                        4,967,212
                                                                                                                      -----------
                  NORTH CAROLINA -- 1.1.%
NR       A-       Gastonia North Carolina Housing Corporation, 5.75%, 07/01/04.........................   1,000,000     1,027,040
                                                                                                                      -----------
                  NORTH DAKOTA -- 0.9%
Aaa      AAA      Bismarck North Dakota Hospital Revenue -- St. Alexius (NC)(AMBAC Insured), 0.00%,
                    05/01/01...........................................................................   1,000,000       784,050
                                                                                                                      -----------
                  OREGON -- 1.2%
Aa       AA-      Oregon State (GO)(NC), 11.25%, 04/01/98..............................................     600,000       692,922
Aa       AA-      Oregon State (GO)(NC), 9.00%, 10/01/00...............................................     300,000       361,890
                                                                                                                      -----------
                                                                                                                        1,054,812
                                                                                                                      -----------
                  PENNSYLVANIA -- 1.8%
Aaa      AAA      Pennsylvania Higher Education -- Series A (NC) (FGIC Insured), 6.80%, 12/01/00.......   1,000,000     1,086,520
Aa3      AA-      Southeastern Pennsylvania Transit Authority (NC), 6.00%, 06/01/01....................     500,000       537,200
                                                                                                                      -----------
                                                                                                                        1,623,720
                                                                                                                      -----------
                  PUERTO RICO -- 4.1%
Baa1     A        Puerto Rico Commonwealth (GO)(NC), 0.00%, 07/01/03...................................   1,000,000       702,010
Baa1     A        Puerto Rico Commonwealth (GO)(NC), 0.00%, 07/01/04...................................     400,000       266,984
Baa1     A        Puerto Rico Commonwealth (GO)(NC), 5.10%, 07/01/02...................................     400,000       411,360
Baa1     A-       Puerto Rico Electric Power Authority Power Revenue, 6.80%, 07/01/00..................     900,000       982,278
Baa1     A-       Puerto Rico Municipal Finance Agency -- Series A (GO), 5.70%, 07/01/03...............   1,250,000     1,317,788
                                                                                                                      -----------
                                                                                                                        3,680,420
                                                                                                                      -----------
                  RHODE ISLAND -- 3.9%
Aaa      AAA      Rhode Island Clean Water (NC)(MBIA Insured), 9.20%, 10/01/02.........................   1,400,000     1,774,808
Aaa      AAA      Rhode Island Clean Water (NC)(MBIA Insured), 9.20%, 10/01/01.........................   1,385,000     1,714,852
                                                                                                                      -----------
                                                                                                                        3,489,660
                                                                                                                      -----------
                  SOUTH CAROLINA -- 2.2%
Aaa      AAA      Charleston County, South Carolina (NC), 8.25%, 07/01/00..............................     500,000       578,630
Aaa      AAA      Edgefield County Central School District (GO)(NC)(FSA Insured), 8.50%, 02/01/02......     300,000       362,652
A        BBB      Piedmont South Carolina Municipal Power Agency (NC), 6.05%, 01/01/04.................   1,000,000     1,025,470
                                                                                                                      -----------
                                                                                                                        1,966,752
                                                                                                                      -----------
                  TEXAS -- 12.8%
Aaa      AAA      Austin Texas Utility System, 10.75%, 05/15/00 (Pre-refunded).........................     500,000       628,150
A        A-       Austin Texas Water Sewer & Electric (NC), 14.00%, 11/15/01 (Escrowed to Maturity)....      15,000        19,660
A        A-       Austin Texas Water Sewer & Electric, 14.00%, 11/15/01 (Pre-refunded).................      20,000        27,358
A        A-       Austin Texas Water Sewer & Electric, 14.00%, 11/15/01 (Pre-refunded).................     965,000     1,346,590
Aaa      NR       Channelview Texas Independent School District (GO)(NC), 7.00%, 08/15/02..............     500,000       571,840
Aaa      AAA      Denton County Texas (GO)(NC)(MBIA Insured), 7.75%, 07/15/02..........................   1,000,000     1,182,010
A        A-       Harris County Texas Health Facilities Development (NC), 6.90%, 6.90%, 06/01/02.......   1,000,000     1,101,490
Aaa      AAA      Houston Texas Water Conveyance Certificate (NC)(AMBAC Insured), Series F, 7.20%,
                    12/15/02...........................................................................   1,000,000     1,166,960
Aaa      AAA      Irving Texas Independent School District (GO)(NC)(PSFG Insured), 0.00%. 02/15/02.....   2,000,000     1,509,580
Aaa      AAA      Irving Texas Independent School District (GO)(NC)(PSFG Insured), 0.00%, 02/15/04.....     500,000       337,625
Aaa      AAA      Plano Texas Independent School District (GO)(NC)(PSFG Insured), 0.00%, 02/15/01......   1,000,000       794,300
Aaa      NR       Waxahachie Texas Independent School District (GO)(NC)(PSFG Insured), 0.00%,
                    02/15/01...........................................................................   2,500,000     1,985,750
Aaa      NR       Wichita Falls Texas Independent School District (NC)(PSFG Insured), 0.00%,
                    02/01/00...........................................................................   1,000,000       836,980
                                                                                                                      -----------
                                                                                                                       11,508,293
                                                                                                                      -----------

                      (See Notes to Financial Statements)

MACKENZIE LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED) (CONTINUED)

    RATINGS
----------------
  MOODY'S/S&P                                   MUNICIPAL BONDS AND NOTES                                PRINCIPAL       VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  UTAH -- 1.1%
Baa      BBB+     Davis County Utah Solid Waste Management and Recovery Revenue, 5.90%, 06/15/03.......  $1,000,000   $ 1,010,170
                                                                                                                      -----------
                  VIRGINIA -- 0.6%
A1       A+       Roanoke IDA Memorial Hospital (NC), 6.90%, 07/01/99..................................     500,000       539,020
                                                                                                                      -----------
                  WASHINGTON -- 2.5%
Aaa      AAA      Jefferson County Washington Public Hospital (GO)(NC)(FGIC Insured), 7.50%,
                    12/01/03...........................................................................     500,000       595,520
Aaa      AAA      Jefferson County Washington Public Hospital (GO)(NC)(FGIC Insured), 7.50%,
                    12/01/02...........................................................................     500,000       588,510
NR       AA-      Washington State Health Care Facilty Authority (NC), 6.20%, 02/15/01.................     500,000       537,560
Aaa      AAA      Washington State Public Power Supply, 7.50%, 07/01/15 (Pre-refunded).................     485,000       547,090
                                                                                                                      -----------
                                                                                                                        2,268,680
                                                                                                                      -----------
                  TOTAL INVESTMENTS -- 104.8% (COST -- $91,966,018)*...................................                94,458,608
                  OTHER ASSETS, LESS LIABILITIES -- (4.8)%.............................................                (4,297,575)
                                                                                                                      -----------
                  NET ASSETS -- 100%...................................................................               $90,161,033
                                                                                                                      ===========
                  *Cost for Federal income tax purposes is $91,565,826.
                  FEDERAL INCOME TAX INFORMATION:
                  At December 31, 1995, net unrealized appreciation based on cost for Federal income tax purposes is as follows:
                  Gross unrealized appreciation........................................................               $ 3,597,660
                  Gross unrealized depreciation........................................................                  (704,878)
                                                                                                                      -----------
                  Net unrealized appreciation..........................................................               $ 2,892,782
                                                                                                                      ===========
                  OTHER INFORMATION:
                  Purchases and sales of municipal securities aggregated $23,546,382 and $38,100,706, respectively, for the period ended December 31, 1995.
                 AMBAC   --   AMBAC Indemnity Corporation
                 FGIC    --   Financial Guaranty Insurance Company
                 FSA     --   Financial Security Association
                 GO      --   General Obligation
                 MBIA    --   Municipal Bond Insurance Association
                 NC      --   Non Callable
                 PSFG    --   Permanent School Fund Guaranty
                 SONYMA  --   State of New York Mortgage Agency

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $91,966,018)..............................................................  $94,458,608
Cash................................................................................................................      100,000
Receivables:
  Fund shares sold..................................................................................................          694
  Interest..........................................................................................................    1,541,185
  Manager for expense reimbursement.................................................................................       52,275
Deferred organization expenses......................................................................................       15,991
Other assets........................................................................................................       29,350
                                                                                                                      -----------
  Total assets......................................................................................................   96,198,103
                                                                                                                      -----------
LIABILITIES
Payables:
  Fund shares repurchased...........................................................................................      218,870
  Management fee....................................................................................................       45,899
  12b-1 service and distribution fees...............................................................................       21,789
  Administrative services fee.......................................................................................        8,345
  Fund accounting...................................................................................................        4,064
  Transfer agent....................................................................................................        7,515
Due to custodian....................................................................................................    5,730,588
                                                                                                                      -----------
  Total liabilities.................................................................................................    6,037,070
                                                                                                                      -----------
NET ASSETS..........................................................................................................  $90,161,033
                                                                                                                      ===========
CLASS A:
Net asset value and redemption price per share ($87,984,543 / 8,516,325 shares outstanding).........................  $     10.33
                                                                                                                      ===========
Maximum offering price per share ($10.33 x 100 / 97.00)*............................................................  $     10.65
                                                                                                                      ===========
CLASS B:
Net asset value and offering price per share ($2,176,490 / 210,657 shares outstanding)**............................  $     10.33
                                                                                                                      ===========
NET ASSETS CONSIST OF:
  Capital paid-in...................................................................................................  $91,145,502
  Accumulated net realized loss on investments......................................................................   (3,632,595)
  Accumulated undistributed net investment loss.....................................................................     (230,194)
  Net unrealized appreciation on investments........................................................................    2,878,320
                                                                                                                      -----------
NET ASSETS..........................................................................................................  $90,161,033
                                                                                                                      ===========

 * On sales of more than $25,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME
  Interest................................................................................................             $2,782,509
                                                                                                                       ----------
EXPENSES
  Management fee..........................................................................................  $288,936
  Transfer agent..........................................................................................    54,411
  Administrative services fee.............................................................................    52,534
  Custodian fees..........................................................................................    45,537
  Blue Sky fees...........................................................................................    15,320
  Auditing and accounting fees............................................................................    21,477
  Shareholder reports.....................................................................................     3,492
  Amortization of organization expenses...................................................................     5,227
  Fund accounting.........................................................................................    44,975
  Trustees' fees..........................................................................................     2,212
  12b-1 service and distribution fees
    Class A...............................................................................................   128,466
    Class B...............................................................................................     8,606
  Legal...................................................................................................    18,368
  Other...................................................................................................     6,102
                                                                                                                       ----------
                                                                                                                          695,663
  Expenses reimbursed by manager..........................................................................               (215,186)
  Fees paid indirectly....................................................................................                 (7,213)
                                                                                                                       ----------
  Net expenses............................................................................................                473,264
                                                                                                                       ----------
Net investment income.....................................................................................              2,309,245
                                                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments........................................................................                 13,444
  Net unrealized appreciation during the period on investments............................................              2,421,707
                                                                                                                       ----------
    Net gain on investments...............................................................................              2,435,151
                                                                                                                       ----------
Net increase in net assets resulting from operations......................................................             $4,744,396
                                                                                                                       ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        FOR THE
                                                                                                       SIX MONTHS      FOR THE
                                                                                                         ENDED        YEAR ENDED
                                                                                                      DECEMBER 31,     JUNE 30,
                                                                                                      ------------   ------------
                                                                                                         1995*           1995
                                                                                                      ------------   ------------
DECREASE IN NET ASSETS
Operations:
  Net investment income.............................................................................  $ 2,309,245    $  6,092,576
  Net realized gain (loss) on investments...........................................................       13,444      (3,702,309)
  Net unrealized appreciation during the period on investments......................................    2,421,707       5,286,010
                                                                                                      ------------   ------------
    Net increase resulting from operations..........................................................    4,744,396       7,676,277
                                                                                                      ------------   ------------
CLASS A:
Distributions from
  Net investment income.............................................................................   (2,264,415 )    (6,013,129)
  In excess of net investment income................................................................     (200,576 )      (891,631)
                                                                                                      ------------   ------------
    Total distributions to Class A shareholders.....................................................   (2,464,991 )    (6,904,760)
                                                                                                      ------------   ------------
CLASS B:
Distributions from
  Net investment income.............................................................................      (44,830 )       (79,447)
  In excess of net investment income................................................................       (4,349 )       (11,782)
                                                                                                      ------------   ------------
    Total distributions to Class B shareholders.....................................................      (49,179 )       (91,229)
                                                                                                      ------------   ------------
Fund share transactions (Note 9):
  Net decrease resulting from Fund share transactions
    Class A.........................................................................................  (22,197,392 )   (47,921,734)
    Class B.........................................................................................     (229,807 )     1,381,678
                                                                                                      ------------   ------------
      Net decrease resulting from Fund share transactions...........................................  (22,427,199 )   (46,540,056)
                                                                                                      ------------   ------------
Total decrease in net assets........................................................................  (20,196,973 )   (45,859,768)
NET ASSETS
  Beginning of period...............................................................................  110,358,006     156,217,774
                                                                                                      ------------   ------------
  End of period.....................................................................................  $90,161,033    $110,358,006
                                                                                                      ============== ============
Accumulated undistributed net investment loss.......................................................  $  (230,194 )  $    (25,269)
                                                                                                      ============== ============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS(A)

                                                                                                    FOR THE
                 FOR THE SIX                                                                       SIX MONTHS          FOR THE
                 MONTHS ENDED                                                                        ENDED            YEAR ENDED
   CLASS A       DECEMBER 31,                     FOR THE YEAR ENDED JUNE 30,                       JUNE 30,         DECEMBER 31,
 SELECTED PER    ------------        ------------------------------------------------------        ----------        ------------
  SHARE DATA        1995*              1995            1994           1993           1992             1991               1990
                 ------------        --------        --------        -------        -------        ----------        ------------
Net asset
 value,
 beginning of
 period.......     $  10.11          $  10.02        $  10.47        $ 10.41        $ 10.36         $  10.28           $  10.33
                 ------------        --------        --------        -------        -------        ----------        ------------
 Income from
   investment
   operations
 Net
   investment
   income.....          .23(b)            .43(b)          .62(b)         .63(b)         .63(b)           .29                .65
 Net gain
   (loss) on
   investments
   (both
   realized
   and
unrealized)...          .24               .16            (.45)           .07            .05              .10               (.05)
                 ------------        --------        --------        -------        -------        ----------        ------------
   Total from
    investment
  operations..          .47               .59             .17            .70            .68              .39                .60
                 ------------        --------        --------        -------        -------        ----------        ------------
 Less
 distributions
   from
 Net
   investment
   income.....          .23               .43             .62            .63            .62              .29                .65
 In excess of
   net
   investment
   income.....          .02               .07              --            .01             --               --                 --
 Net realized
   gain.......           --                --              --             --            .01              .02                 --
                 ------------        --------        --------        -------        -------        ----------        ------------
   Total
   distributions...     .25               .50             .62            .64            .63              .31                .65
                 ------------        --------        --------        -------        -------        ----------        ------------
Net asset
 value, end of
 period.......     $  10.33          $  10.11        $  10.02        $ 10.47        $ 10.41         $  10.36           $  10.28
                 =============       ========        ========        =======        =======        ===========       =============
Total
 return(%)....         4.67(c)           6.07(d)         1.56(d)        6.97(d)        6.56(d)          7.58(c)            5.81(d)
RATIOS/SUPPLEMENTAL
 DATA
Net assets,
 end of period
 (in
 thousands)...     $ 87,985          $108,000        $155,187        $94,460        $30,005         $ 22,568           $ 25,883
Ratio of
 expenses to
 average
 daily net
 assets
 With expense
 reimbursement
   and fees
   paid
   indirectly(%)(f)...  .89(e)            .89             .88            .85            .97               --                 --
 Without
   expense
 reimbursement
   and fees
   paid
   indirectly(%)(f)... 1.31(e)           1.18            1.11           1.20           1.25             1.81(e)            1.23
Ratio of net
 investment
 income to
 average daily
 net
 assets(%)....         4.41(b)(e)        4.38(b)         6.06(b)        6.13(b)        6.24(b)          5.71(e)            6.32
Portfolio
 turnover
 rate(%)......           46(e)             53              36             32             62               27(e)              75

                      (See Notes to Financial Statements)

                                                                                                                 FOR THE PERIOD
                                                                            FOR THE SIX         FOR THE           APRIL 1, 1994
                                                                            MONTHS ENDED       YEAR ENDED       (COMMENCEMENT) TO
                                                                            DECEMBER 31,        JUNE 30,            JUNE 30,
                                 CLASS B                                    ------------       ----------       -----------------
                         SELECTED PER SHARE DATA                               1995*              1995                1994
                                                                            ------------       ----------       -----------------
Net asset value, beginning of period......................................     $10.11            $10.02              $ 10.11
                                                                               ------          ----------             ------
  Income from investment operations
  Net investment income(b)................................................        .20               .38                  .12
  Net gain (loss) on investments (both realized and unrealized)...........        .24               .16                 (.06)
                                                                               ------          ----------             ------
    Total from investment operations......................................        .44               .54                  .06
                                                                               ------          ----------             ------
  Less distributions from
  Net investment income...................................................        .20               .38                  .12
  In excess of net investment income......................................        .02               .07                  .03
                                                                               ------          ----------             ------
    Total distributions...................................................        .22               .45                  .15
                                                                               ------          ----------             ------
Net asset value, end of period............................................     $10.33            $10.11              $ 10.02
                                                                            ==============     ============     =================
Total return(%)...........................................................       4.41(c)           5.54(d)               .63(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..................................     $2,176            $2,358              $ 1,030
Ratio of expenses to average daily net assets
  With expense reimbursement and fees paid indirectly(%)(f)...............       1.39(e)           1.39                 1.38(e)
  Without expense reimbursement and fees paid indirectly(%)(f)............       1.81(e)           1.68                 1.61(e)
Ratio of net investment income to average daily net assets(%)(b)..........       3.91(e)           3.88                 5.56(e)
Portfolio turnover rate(%)................................................         46(e)             53                   36
(a)   From commencement until August 2, 1991 this fund (formerly Limited Term Portfolio of the Zweig Tax-Free Fund, Inc.) was
      managed by Zweig/Glaser Advisors. Effective August 2, 1991, the Fund is being managed by Mackenzie Investment Management
      Inc. (MIMI) with the same investment objectives.
(b)   Net investment income is net of expenses reimbursed by manager.
(c)   Total return represents aggregate total return and does not reflect a sales charge.
(d)   Total return does not reflect a sales charge.
(e)   Annualized.
(f)   Beginning in July 1995, total expenses include fees paid indirectly through an expense offset arrangement.
 *    Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mackenzie Limited Term Municipal Fund (the Fund) is a series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates.

     a. Securities valuation -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     b. Securities transactions and investment income -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

     c. Federal income taxes -- The Fund is a separate taxable entity and intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income and excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $1,626,000 as of June 30, 1995 which may be applied against any realized net taxable gains of each succeeding fiscal year until fully realized or until the expiration date, whichever occurs first. The carryforward expires $428,000 in 1996, $606,000 in 1997, $11,000 in 2001, $21,000 in 2002 and $560,000 in 2003.

     d. Distributions to shareholders -- Normally, distributions from net investment income are declared monthly and net realized capital gains, if any, are declared semi-annually. In addition, distributions to Class A shareholders are declared daily at the rate per share of the excess of 12b-1 fees of Class B shares over Class A shares. Distributions are paid at the earlier of redemption or the designated monthly or semi-annual date.

     e. Deferred organization expenses -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     f. Reclassifications -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     Certain per share amounts in the 1994 and 1993 financial highlights have been reclassified to conform to the 1995 presentation.

     g. Fees paid indirectly -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out of pocket expenses. For the period, custody fees were reduced by $7,213 under this arrangement.

2. MANAGEMENT AND DISTRIBUTION

     The Fund pays Mackenzie Investment Management Inc. (MIMI) a monthly management fee at the annual rate of .55% of its average daily net assets.

     Mackenzie Ivy Funds Distribution, Inc. (MIFDI), a wholly owned subsidiary of MIMI, is the principal underwriter and national distributor of the Fund's shares and, as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1995, the net amount of underwriting discount retained by MIFDI was $4,374.

     If the Fund's total expenses in any fiscal year exceed the permissible limits applicable to the Fund in any state in which its shares are then qualified for sale, MIMI will bear the excess expenses. The most restrictive state expense limitation provision limits a fund's annual expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and other expenses subject to approval by state securities administrators) to 2.5% of the first $30 million of the average daily net assets; 2.0% of the next $70 million of the average daily net assets; and 1.5% of the remaining average daily net assets. Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .64% of its average daily net assets. The voluntary expense limitation may be terminated or revised at any time on 30 days notice to shareholders. Expenses reimbursed by manager reflected in the Statement of Operations consists of voluntary reimbursements of $215,186.

3. ADMINISTRATIVE SERVICES

     MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fee is reflected as Administrative services fee in the Statement of Operations.

4. FUND ACCOUNTING SERVICES

     MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus telephone, delivery and other out-of-pocket expenses. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,000 when net assets are $20 million and under; $1,500 when net assets are over $20 million to $75 million; $4,000 when net assets are over $75 million to $100 million; and $6,000 when net assets are over $100 million. Such fee and expenses are reflected as Fund accounting in the Statement of Operations.

5. TRANSFER AGENCY AND SHAREHOLDER SERVICE
     Mackenzie Ivy Investor Services Corp. (MIISC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. The Fund pays a monthly fee at an annual rate of $20.75 per open account and $4.36 per account that is closed. In addition, the Fund pays certain out-of-pocket expenses. Such fees and expenses are reflected as Transfer agent in the Statement of Operations.

6. DISTRIBUTION PLANS

     Under Service and Distribution Plans, the Fund reimburses MIFDI for service fee payments made to brokers at an annual rate of .25% of its average daily net assets. Class B shares are also subject to an ongoing distribution fee at an annual rate of .50% of the average daily net asset value of Class B shares. MIFDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees are reflected as 12b-1 service and distribution fees in the Statement of Operations.

7. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

8. SUBSEQUENT EVENT

     On January 1, 1996, under a Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, approved by the Fund's Board December 2, 1995, the Fund discontinued its practice of declaring daily a dividend to Class A shares at the rate per share of the excess 12b-1 fees of Class B shares over Class A shares. As a result of this change, the net asset value per share of Class A and Class B are expected to differ.

9. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                               DECEMBER 31, 1995             JUNE 30, 1995
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
-------------------------  ----------   ------------   ----------   ------------
Sold.....................     343,551   $  3,503,031    2,084,010   $ 20,459,375
Issued on reinvestment of
 distributions...........     154,076      1,569,035      418,632      4,149,371
Repurchased..............  (2,662,251)   (27,269,458)  (7,316,999)   (72,530,480)
                           ----------   ------------   ----------   ------------
Net decrease.............  (2,164,624)  $(22,197,392)  (4,814,357)  $(47,921,734)
                           ============ ============== ============ ==============

                               SIX MONTHS ENDED               YEAR ENDED
                               DECEMBER 31, 1995             JUNE 30, 1995
                           -------------------------   -------------------------
         CLASS B             SHARES        AMOUNT        SHARES        AMOUNT
-------------------------  ----------   ------------   ----------   ------------
Sold.....................      29,960      $ 307,614      189,520     $1,974,377
Issued on reinvestment of
 distributions...........       2,942         29,956        5,698         56,431
Repurchased..............     (55,432)      (567,377)     (64,904)      (649,130)
                           ----------   ------------   ----------   ------------
Net increase (decrease)..     (22,530)     $(229,807)     130,314     $1,381,678
                           ============ ============== ============ ==============

MLTMF-3-296

DECEMBER 31, 1995                                          [MACKENZIE LOGO]

MACKENZIE
FLORIDA
LIMITED TERM
MUNICIPAL
FUND

SEMI-ANNUAL
REPORT

This report and the financial statements contained herein are submitted for the general information of the share-holders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Mackenzie Investment
Management Inc.
Via Mizner Financial Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

[PHOTO]

  Throughout the
    centuries,
the castle keep has
  been a source
of long-range vision
   and strategic
    advantage.

Dear Shareholder:

     Over the latter part of 1995 the municipal bond market remained relatively unchanged as the Federal Reserve sought to manage interest rates and ongoing government budget concerns seemed to dampen investor enthusiasm.
     With time, the spread has narrowed between short-term municipal yields and short-term treasury yields.
     Against this backdrop, Mackenzie Florida Limited Term Municipal Fund has continued to maintain its short-term position. By taking an active management position with the Fund, we followed a disciplined approach in seeking to balance the pursuit of yield with an acceptable level of risk.
     At the same time, we have remained focused on portfolio quality. The emphasis on investment grade bonds continues. As in the past, the Fund manager avoids the purchase of derivative products.
     With respect to 1996 being an election year, we believe that the municipal market has already taken the issue of tax reform, and its impact, into consideration. A further point to be made, is that regardless of what may happen with tax reform most experts feel that it will reflect a more moderate rather than an extreme adjustment.
     We believe that the current interest rate environment, low inflationary pressures and prospects for economic growth will continue

                        MACKENZIE FLORIDA LIMITED TERM
                     MUNICIPAL FUND IS PRIMARILY INVESTED
                       IN HIGH QUALITY SHORT-TERM BONDS.
                       THE MANAGER STRESSES NON-CALLABLE
                      BONDS TO PROVIDE THE FUND WITH CALL
                       PROTECTION AND REDUCES VOLATILITY
                    THROUGH DIVERSIFICATION BY ISSUE TYPE,
                     LOCAL GOVERNMENTS AND AGENCY ISSUERS,
                             LOCATION AND PURPOSE.

to provide the municipal markets with stability and predictability in the future.
     As always we will continue to take an active role in the management of Mackenzie Florida Limited Term Municipal Fund in order to seek as high a yield as possible without compromising our commitment to minimizing risk.

Sincerely,

/s/ Michael G. Landry
Michael G. Landry
President

BOARD OF TRUSTEES
John S. Anderegg, Jr.
Paul H. Broyhill
Stanley Channick
Frank W. DeFriece, Jr.
Roy J. Glauber
Michael G. Landry
Joseph G. Rosenthal
J. Brendan Swan

LEGAL COUNSEL
Dechert Price & Rhoads
Boston, MA

OFFICERS
Michael G. Landry, President
Keith J. Carlson, Vice President
C. William Ferris,
Secretary/Treasurer

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

TRANSFER AGENT
Mackenzie Ivy Investor
Services Corp.
P.O. Box 3022
Boca Raton, FL 33431-0922
1-800-777-6472

AUDITORS
Coopers & Lybrand L.L.P.
Fort Lauderdale, FL

MANAGER
Mackenzie Investment Management Inc.
Boca Raton, FL

DISTRIBUTOR
Mackenzie Ivy Funds
Distribution, Inc.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, FL 33432

MACKENZIE FLORIDA LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)

  (UNAUDITED)
    RATINGS
----------------
  MOODY'S/S&P                               MUNICIPAL BONDS AND NOTES -- 91.6%                             PRINCIPAL     VALUE
---------------------------------------------------------------------------------------------------------------------------------
Aa3      AA-      Dade County Florida Educational Facility Authority (St. Thomas University) (NC), 5.25%,
                    01/01/03.............................................................................  $200,000    $  209,417
A1       A+       Dade County Florida School District (GO)(NC), 7.00%, 07/01/99..........................   250,000       273,792
Aaa      AA       Florida State Board of Education (GO), 0.00%, 06/01/00 (Pre-refunded)..................   150,000        54,306
Aaa      AAA      Florida State Board of Education (GO), 7.25%, 06/01/00 (Pre-refunded)..................   250,000       285,505
Aaa      AAA      Hillsborough County Florida Port Authority Revenue (NC) (FSA Insured), 5.10%,
                    06/01/03.............................................................................   250,000       260,487
Aaa      AAA      Hillsborough County Florida Utility Revenue (MBIA Insured), 9.75%, 12/01/03 (Escrowed
                    to Maturity).........................................................................   150,000       191,285
Aa1      AA       Jacksonville Florida Electric Authority Revenue, 7.40%, 10/01/01.......................   250,000       267,307
Aaa      AAA      Jacksonville Florida Port Authority (NC)(MBIA Insured), 7.625%, 11/01/02...............   200,000       237,706
Aaa      AAA      Kissimmee Florida Water and Sewer System Revenue (AMBAC Insured) 5.80%, 10/01/02.......   250,000       268,917
Aaa      AAA      Lee County Florida Solid Waste System (MBIA Insured), 6.80%, 10/01/02..................   200,000       226,176
Aaa      AAA      Leon County Florida Capital Improvement Revenue (MBIA Insured) 5.75%,
                    10/01/03 (Escrowed to Maturity)......................................................    50,000        54,391
Aaa      AAA      Orange County Florida (AMBAC Insured), 7.25%, 10/01/00 (Pre-refunded)..................   200,000       230,062
Aaa      AAA      Pasco County Florida School Board (NC) (FSA Insured), 6.10%, 08/01/01..................   250,000       272,912
Aaa      AAA      Port St. Lucie Florida Stormwater Utility, 7.40%, 11/01/00 (Pre-refunded)..............   200,000       228,498
Baa1     A        Puerto Rico Commonwealth (GO)(NC), 5.10%, 07/01/02.....................................   200,000       205,680
Baa1     A        Puerto Rico Commonwealth (GO)(NC), 0.00%, 07/01/04.....................................   100,000        66,746
Baa1     A-       Puerto Rico Electric Power Authority, 6.80%, 07/01/00..................................   250,000       272,855
Baa1     A-       Puerto Rico Municipal Finance Agency (GO), 5.70%, 07/01/03.............................   250,000       263,558
Baa1     A        Puerto Rico Public Buildings Authority Revenue, 6.60%, 07/01/04........................   200,000       221,760
Aaa      AAA      Sunrise Florida Utility System Revenue (AMBAC Insured), 10.25%, 10/01/13...............   200,000       251,822
Aaa      AAA      Volusia County Florida School Board (NC) (FSA Insured), 10.00%, 08/01/00...............   200,000       247,098
                                                                                                                       ----------
                  TOTAL INVESTMENTS -- 91.6% (COST -- $4,459,755)*.......................................               4,590,280
                  OTHER ASSETS, LESS LIABILITIES -- 8.4%.................................................                 423,206
                                                                                                                       ----------
                  NET ASSETS -- 100%.....................................................................              $5,013,486
                                                                                                                       ==========
                  *Cost is approximately the same for Federal income tax purposes.
                  FEDERAL INCOME TAX INFORMATION:
                  At December 31, 1995, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
                  Gross unrealized appreciation.....................................................................   $  187,968
                  Gross unrealized depreciation.....................................................................      (57,443)
                                                                                                                       ----------
                  Net unrealized appreciation.......................................................................   $  130,525
                                                                                                                       ==========
                  OTHER INFORMATION:
                  Purchases and sales of municipal securities aggregated $1,291,560 and $2,973,852, respectively, for the period ended December 31, 1995.
                 AMBAC  --   AMBAC Indemnity Corporation
                 FSA    --   Financial Security Association
                 GO     --   General Obligations
                 MBIA   --   Municipal Bond Insurance Association
                 NC     --   Non Callable

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $4,459,755)................................................................  $4,590,280
Cash.................................................................................................................     296,649
Receivables
  Interest...........................................................................................................      85,346
  Manager for expense reimbursement..................................................................................      18,635
Deferred organization expenses.......................................................................................      33,799
                                                                                                                       ----------
  Total assets.......................................................................................................   5,024,709
                                                                                                                       ----------
LIABILITIES
Payables:
  Distributions to shareholders......................................................................................       4,571
  Management fee.....................................................................................................       2,374
  12b-1 service and distribution fees................................................................................       1,805
  Administrative services fee........................................................................................         432
  Fund accounting....................................................................................................       1,001
  Transfer agent.....................................................................................................         425
Other accrued expenses and liabilities...............................................................................         615
                                                                                                                       ----------
  Total liabilities..................................................................................................      11,223
                                                                                                                       ----------
NET ASSETS...........................................................................................................  $5,013,486
                                                                                                                       ==========
CLASS A:
Net asset value and redemption price per share ($3,365,205 / 327,320 shares outstanding).............................  $    10.28
                                                                                                                       ==========
Maximum offering price per share ($10.28 x 100 / 97.00)*.............................................................  $    10.60
                                                                                                                       ==========
CLASS B:
Net asset value and offering price per share ($1,648,281 / 160,307 shares outstanding)**.............................  $    10.28
                                                                                                                       ==========
NET ASSETS CONSIST OF:
  Capital paid-in....................................................................................................  $4,877,200
  Accumulated net realized gain on investments.......................................................................       8,906
  Accumulated undistributed net investment loss......................................................................      (3,145)
  Net unrealized appreciation on investments.........................................................................     130,525
                                                                                                                       ----------
NET ASSETS...........................................................................................................  $5,013,486
                                                                                                                       ==========

 * On sales of more than $25,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME
  Interest...................................................................................................            $138,583
                                                                                                                         --------
EXPENSES
  Management fee.............................................................................................  $15,683
  Transfer agent.............................................................................................    3,045
  Administrative services fee................................................................................    2,851
  Custodian fees.............................................................................................    1,860
  Blue Sky fees..............................................................................................    7,908
  Auditing and accounting fees...............................................................................   14,622
  Shareholder reports........................................................................................    1,558
  Amortization of organization expenses......................................................................    4,858
  Fund accounting............................................................................................    6,643
  Trustees' fees.............................................................................................    2,212
  12b-1 service and distribution fees
    Class A..................................................................................................    4,596
    Class B..................................................................................................    7,599
  Legal......................................................................................................   16,262
  Other......................................................................................................      391
                                                                                                                         --------
                                                                                                                           90,088
  Expenses reimbursed by manager.............................................................................             (57,786)
  Fees paid indirectly.......................................................................................              (1,860)
                                                                                                                         --------
  Net expenses...............................................................................................              30,442
                                                                                                                         --------
Net investment income........................................................................................             108,141
                                                                                                                         --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments...........................................................................              44,284
  Net unrealized appreciation during the year on investments.................................................              73,513
                                                                                                                         --------
    Net gain on investments..................................................................................             117,797
                                                                                                                         --------
Net increase in net assets resulting from operations.........................................................            $225,938
                                                                                                                         ========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        FOR THE
                                                                                                       SIX MONTHS       FOR THE
                                                                                                         ENDED         YEAR ENDED
                                                                                                      DECEMBER 31,      JUNE 30,
                                                                                                      ------------     ----------
                                                                                                         1995*            1995
                                                                                                      ------------     ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.............................................................................  $   108,141      $ 280,554
  Net realized gain on investments..................................................................       44,284         46,024
  Net unrealized appreciation during the period on investments......................................       73,513         64,764
                                                                                                      ------------     ----------
    Net increase resulting from operations..........................................................      225,938        391,342
                                                                                                      ------------     ----------
CLASS A:
Distributions from
  Net investment income.............................................................................      (71,624 )     (182,316 )
  Net realized gain.................................................................................      (33,038 )      (25,987 )
                                                                                                      ------------     ----------
    Total distributions to Class A shareholders.....................................................     (104,662 )     (208,303 )
                                                                                                      ------------     ----------
CLASS B:
Distributions from
  Net investment income.............................................................................      (33,670 )      (98,238 )
  Net realized gain.................................................................................      (17,063 )      (15,726 )
                                                                                                      ------------     ----------
    Total distributions to Class B shareholders.....................................................      (50,733 )     (113,964 )
                                                                                                      ------------     ----------
Fund share transactions (Note 10):
  Net increase (decrease) resulting from Fund share transactions
    Class A.........................................................................................     (845,963 )    1,775,916
    Class B.........................................................................................     (681,819 )      742,095
                                                                                                      ------------     ----------
      Net increase (decrease) resulting from Fund share transactions................................   (1,527,782 )    2,518,011
                                                                                                      ------------     ----------
Total increase (decrease) in net assets.............................................................   (1,457,239 )    2,587,086
NET ASSETS
  Beginning of period...............................................................................    6,470,725      3,883,639
                                                                                                      ------------     ----------
  End of period.....................................................................................  $ 5,013,486      $6,470,725
                                                                                                      ==============   ============
Accumulated undistributed net investment loss.......................................................  $    (3,145 )    $  (5,992 )
                                                                                                      ==============   ============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                                                                                 FOR THE PERIOD
                                                                            FOR THE SIX         FOR THE           APRIL 1, 1994
                                                                            MONTHS ENDED       YEAR ENDED       (COMMENCEMENT) TO
                                                                            DECEMBER 31,        JUNE 30,            JUNE 30,
                                 CLASS A                                    ------------       ----------       -----------------
                         SELECTED PER SHARE DATA                               1995*              1995                1994
                                                                            ------------       ----------       -----------------
Net asset value, beginning of period......................................     $10.16            $10.10              $ 10.00
                                                                               ------          ----------             ------
  Income from investment operations
  Net investment income(a)................................................        .21               .47                  .11
  Net gain on investments (both realized and unrealized)..................        .21               .13                  .10
                                                                               ------          ----------             ------
    Total from investment operations......................................        .42               .60                  .21
                                                                               ------          ----------             ------
  Less distributions from
  Net investment income...................................................        .21               .47                  .11
  Net realized gain.......................................................        .09               .07                   --
                                                                               ------          ----------             ------
    Total distributions...................................................        .30               .54                  .11
                                                                               ------          ----------             ------
Net asset value, end of period............................................     $10.28            $10.16              $ 10.10
                                                                            ===============    ============     ==================
Total return(%)...........................................................       4.05(b)           6.14(c)              2.12(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..................................     $3,365            $4,166              $ 2,331
Ratio of expenses to average daily net assets
  With expense reimbursement and fees paid indirectly(%)(e)...............        .89(d)            .89                  .89(d)
  Without expense reimbursement and fees paid indirectly(%)(e)............       2.98(d)           2.09                 2.87(d)
Ratio of net investment income to average daily net assets(%)(a)..........       3.97(d)           4.56                 4.40(d)
Portfolio turnover rate(%)................................................         48(d)            164                    0(d)

                                                                                                                 FOR THE PERIOD
                                                                            FOR THE SIX         FOR THE           APRIL 1, 1994
                                                                            MONTHS ENDED       YEAR ENDED       (COMMENCEMENT) TO
                                                                            DECEMBER 31,        JUNE 30,            JUNE 30,
                                 CLASS B                                    ------------       ----------       -----------------
                         SELECTED PER SHARE DATA                               1995*              1995                1994
                                                                            ------------       ----------       -----------------
Net asset value, beginning of period......................................     $10.16            $10.10              $ 10.00
                                                                               ------          ----------             ------
  Income from investment operations
  Net investment income(a)................................................        .19               .42                  .10
  Net gain on investments (both realized and unrealized)..................        .20               .13                  .10
                                                                               ------          ----------             ------
    Total from investment operations......................................        .39               .55                  .20
                                                                               ------          ----------             ------
  Less distributions from
  Net investment income...................................................        .19               .42                  .10
  Net realized gain.......................................................        .08               .07                   --
                                                                               ------          ----------             ------
    Total distributions...................................................        .27               .49                  .10
                                                                               ------          ----------             ------
Net asset value, end of period............................................     $10.28            $10.16              $ 10.10
                                                                            ===============    ============     ==================
Total return(%)...........................................................       3.79(b)           5.61(c)              2.01(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..................................     $1,648            $2,305              $ 1,553
Ratio of expenses to average daily net assets
  With expense reimbursement and fees paid indirectly(%)(e)...............       1.39(d)           1.39                 1.39(d)
  Without expense reimbursement and fees paid indirectly(%)(e)............       3.48(d)           2.59                 3.37(d)
Ratio of net investment income to average daily net assets(%)(a)..........       3.47(d)           4.06                 3.90(d)
Portfolio turnover rate(%)................................................         48(d)            164                    0(d)
(a)   Net investment income is net of expenses reimbursed by manager.
(b)   Total return represents aggregate total return and does not reflect a sales charge.
(c)   Total return does not reflect a sales charge.
(d)   Annualized.
(e)   Beginning in July 1995, total expenses include fees paid indirectly through an expense offset arrangement.
 *    Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mackenzie Florida Limited Term Municipal Fund (the Fund) is a series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates.

     a. Securities valuation -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     b. Securities transactions and investment income -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

     c. Federal income taxes -- The Fund is a separate taxable entity and intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income and excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

     d. Distributions to shareholders -- Normally, distributions from net investment income are declared monthly and net realized capital gains, if any, are declared semi-annually. In addition, distributions to Class A shareholders are declared daily at the rate per share of the excess of 12b-1 fees of Class B shares over Class A shares. Distributions are paid at the earlier of redemption or the designated monthly or semi-annual date.

     e. Deferred organization expenses -- Expenses incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

     f. Reclassifications -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     g. Fees paid indirectly -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out of pocket expenses. For the period, custody fees were reduced by $1,860 under this arrangement.

2. MANAGEMENT AND DISTRIBUTION

     The Fund pays Mackenzie Investment Management Inc. (MIMI) a monthly management fee at the annual rate of .55% of its average daily net assets.

     Mackenzie Ivy Funds Distribution, Inc. (MIFDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares and, as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1995, the net amount of underwriting discount retained by MIFDI was $569.

     If the Fund's total expenses in any fiscal year exceed the permissible limits applicable to the Fund in any state in which its shares are then qualified for sale, MIMI will bear the excess expenses. The most restrictive state expense limitation provision limits a fund's annual expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and other expenses subject to approval by state securities administrators) to 2.5% of the first $30 million of the average daily net assets; 2.0% of the next $70 million of the average daily net assets; and 1.5% of the remaining average daily net assets. Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .64% of its average daily net assets. The voluntary expense limitation may be terminated or revised at any time. Expenses reimbursed by manager reflected in the Statement of Operations consists of required and voluntary reimbursements of $6,614 and $51,172, respectively.

3. ADMINISTRATIVE SERVICES

     MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fee is reflected as Administrative services fee in the Statement of Operations.

4. FUND ACCOUNTING SERVICES

     MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus telephone, delivery and other out-of-pocket expenses. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,000 when net assets are $20 million and under; $1,500 when net assets are over $20 million to $75 million; $4,000 when net assets are over $75 million to $100 million; and $6,000 when net assets are over $100 million. Such fee and expenses are reflected as Fund accounting in the Statement of Operations.

5. TRANSFER AGENCY AND SHAREHOLDER SERVICE

     Mackenzie Ivy Investor Services Corp. (MIISC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. The Fund pays a monthly fee at an annual rate of $20.75 per open account and $4.36 per account that is closed. In addition, the Fund pays certain out-of-pocket expenses. Such fees and expenses are reflected as Transfer agent in the Statement of Operations.

6. DISTRIBUTION PLANS
     Under Service and Distribution Plans, the Fund reimburses MIFDI for service fee payments made to brokers at an annual rate of .25% of its average daily net assets. Class B shares are also subject to an ongoing distribution fee at an annual rate of .50% of the average daily net asset value of Class B shares. MIFDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees are reflected as 12b-1 service and distribution fees in the Statement of Operations.

7. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

8. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in debt obligations issued by the State of Florida and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Florida securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

9. SUBSEQUENT EVENT

     On January 1, 1996, under a Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, approved by the Fund's Board December 2, 1995, the Fund discontinued its practice of declaring daily a dividend to Class A shares at the rate per share of the excess 12b-1 fees of Class B shares over Class A shares. As a result of this change, the net asset value per share of Class A and Class B are expected to differ.

10. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                  DECEMBER 31, 1995          JUNE 30, 1995
                                ----------------------   ----------------------
           CLASS A               SHARES      AMOUNT       SHARES      AMOUNT
------------------------------  --------   -----------   --------   -----------
Sold..........................    16,115   $   164,844    359,438   $ 3,570,311
Issued on reinvestment of
 distributions................     6,426        65,658     13,013       129,513
Repurchased...................  (105,194)   (1,076,465)  (193,314)   (1,923,908)
                                --------   -----------   --------   -----------
Net increase (decrease).......   (82,653)  $  (845,963)   179,137   $ 1,775,916
                                ========== ============= ========== =============

                                    SIX MONTHS ENDED           YEAR ENDED
                                   DECEMBER 31, 1995          JUNE 30, 1995
                                  --------------------    ---------------------
            CLASS B               SHARES      AMOUNT      SHARES       AMOUNT
--------------------------------  -------    ---------    -------    ----------
Sold............................       --    $      --    154,143    $1,547,909
Issued on reinvestment of
 distributions..................    1,889       19,321      3,666        36,516
Repurchased.....................  (68,419)    (701,140)   (84,751)     (842,330)
                                  -------    ---------    -------    ----------
Net increase (decrease).........  (66,530)   $(681,819)    73,058    $  742,095
                                  ========   ===========  ========   ============

MFLTMF-2-296